UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Hexavest Equity Funds Annual Report July 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2016

Eaton Vance

Hexavest Equity Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Hexavest Emerging Markets Equity Fund	4
Hexavest Global Equity Fund	6
Hexavest International Equity Fund	8

Endnotes and Additional Disclosures	10

Fund Expenses	11

Financial Statements	13

Report of Independent Registered Public Accounting Firm	56

Federal Tax Information	57

Board of Trustees’ Contract Approval	58

Management and Organization	61

Important Notices	64

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stocks recorded respectable gains for the 12-month period ended July 31, 2016, while major overseas equity markets lost ground.

Most global stock markets opened the period on the downside amid economic and interest-rate concerns. In emerging markets, the strong U.S. dollar and low commodity prices, particularly for oil, constrained equities in the first half of the period. After months of speculation about a possible rate hike, the U.S. Federal Reserve (the Fed) chose to hold its benchmark interest rate steady in September 2015. This decision led to a sell-off in global markets, as investors worried about economic weakness in China and the possibility of waning Fed influence over markets.

Global equities recovered in late 2015, helped by positive economic data. In the U.S., job market gains continued, while housing and auto sales also showed strength. Expressing confidence in the U.S. economy, the Fed finally made its long- anticipated move in December 2015, raising interest rates for the first time in more than nine years.

Turbulence returned to equity markets in early 2016, as stocks worldwide slid amid worries about falling oil prices, low interest rates and slowing global growth. However, equity markets turned around in mid-February 2016 and soon overcame their earlier losses. Coinciding with the move was a reversal in crude oil prices, which rose after a prolonged decline. In particular, higher oil prices helped emerging markets rebound from their long slump.

Britain’s vote to leave the European Union (the so-called “Brexit”) sent stocks worldwide into a two-day tailspin in late June 2016. However, global equity markets quickly rebounded in a rally that extended through period-end.

Major equity indexes ended the 12-month period with mixed results. The MSCI World Index,2 a proxy for global equities, declined 0.46% for the period. The MSCI EAFE Index of developed-market international equities fell 7.53%, while the MSCI Emerging Markets Index dropped 0.75%. In the U.S., the Dow Jones Industrial Average advanced 7.01%, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 5.61%.

Fund Performance

The Funds utilize a top-down investment approach that stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of regions, countries, sectors, industries, currencies and stocks, management adopted a defensive posture during the 12-month period. In management’s view, a weak global economic environment, high stock valuations in developed markets and investors’ high exposure to risky assets raised the risk of a market correction.

Fund Performance — Hexavest Emerging Markets Equity Fund

For the 12-month period ended July 31, 2016, Hexavest Emerging Markets Equity Fund (the Fund) had a total return of –3.06% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the MSCI Emerging Markets Index (the Index), returned –0.75% for the same period.

The Fund underperformed the Index largely due to sector allocation. Country and regional allocation also detracted from relative Fund performance versus the Index.

The Fund’s underweight position in the information technology sector was the biggest detractor from Fund performance relative to the Index, as the sector outperformed the Index in the 12-month period. The Fund’s overweight position in the telecommunications services sector also detracted from relative Fund results. On a geographical basis, an overweight position in Poland and an underweight in Russia detracted from Fund performance relative to the Index during the period.

On the positive side, the Fund’s underweight position in the lagging industrials was the top contributor to relative Fund performance versus the Index in the period. An underweight in China along with an overweight in South Korea also boosted Fund performance relative to the Index. In terms of active currency management, the Fund’s underweight position in the Chinese yuan contributed to relative Fund results for the 12-month period.

Fund Performance — Hexavest Global Equity Fund

For the 12-month period ended July 31, 2016, Hexavest Global Equity Fund (the Fund) had a total return of 7.95% for Class A shares at net asset value (NAV). By contrast, the Fund’s benchmark, the MSCI World Index (the Index), returned –0.46% for the same period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Management’s Discussion of Fund Performance — continued

The Fund outperformed the Index largely due to sector allocation. Stock selection also contributed to relative Fund performance versus the Index.

The Fund’s overweight position in the gold mining industry was the top contributor to relative Fund performance versus the Index in the 12-month period. In terms of sector allocation, the Fund’s overweight in the telecommunications services and utilities sectors boosted Fund results relative to the Index, as both sectors outperformed the overall Index. The Fund’s underweight in the lagging financials sector also contributed to Fund performance relative to the Index. The financials sector was hurt by continued low interest rates.

Conversely, the Fund’s underweight in the industrials sector detracted from Fund performance versus the Index, as the sector outperformed for the period. On a geographic basis, the Fund’s underweight in North America detracted from relative Fund performance versus the Index. In terms of stock selection, the Fund’s lack of exposure to Amazon.com, Inc. hampered Fund results relative to the Index, as the online retailer outperformed during the 12-month period.

Fund Performance — Hexavest International Equity Fund

For the 12-month period ended July 31, 2016, Hexavest International Equity Fund (the Fund) had a total return of

–3.31% for Class A shares at net asset value (NAV). The Fund outperformed its benchmark, the MSCI EAFE Index (the Index), which returned –7.53% for the same period.

The Fund outperformed the Index as a result of sector allocation as well as an overweight in cash as compared to the Index. Geographic market allocation also contributed to Fund performance versus the Index.

The Fund’s underweight in the financials sector was the top contributor to Fund performance relative to the Index for the 12-month period. The sector was hurt by continued low interest rates. The Fund’s overweight in cash relative to the Index helped during the broad market decline over the 12-month period. The Fund’s overweight position in the gold mining industry and in the consumer staples sector also boosted relative Fund performance versus the Index. From a geographic standpoint, positive contributors during the period included underweight positions in Italy and France and an overweight position in emerging markets.

The Fund’s underweight in Europe and in Hong Kong was among the biggest detractors from Fund results versus the Index. In addition, the Fund’s underweight in the industrials sector hampered relative Fund performance, as the sector outperformed the Index for the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2016

Performance2,3

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Benoit Leblanc, CFA and Jean-Pierre Couture, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–3.06%	—	–2.48%
Class A with 5.75% Maximum Sales Charge	—	—	–8.65	—	–3.94
Class I at NAV	08/29/2012	08/29/2012	–2.93	—	–2.24
MSCI Emerging Markets Index	—	—	–0.75%	–2.74%	0.21%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				3.99%	3.71%
Net				1.51	1.26

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$228,733	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2016

Fund Profile

Equity Sector Allocation (% of net assets)5,7

Geographic Allocation (% of net assets)5,6,7

Top 10 Holdings (% of net assets)6,7

iShares MSCI India ETF	4.9%

Samsung Electronics Co., Ltd.	4.1

China Mobile, Ltd.	3.7

Tencent Holdings, Ltd.	3.0

E-mini MSCI Emerging Markets Index Futures Contracts	2.6

Taiwan Semiconductor Manufacturing Co., Ltd.	1.9

America Movil SAB de CV, Series L	1.7

iShares India 50 ETF	1.7

Alibaba Group Holding, Ltd. ADR	1.7

Tenaga Nasional Bhd	1.6

Total	26.9%

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Hexavest Global Equity Fund

July 31, 2016

Performance2,3

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Marc Christopher Lavoie, CFA, Frédéric Imbeault, CFA, Christian Crête, CFA and Etienne Durocher-Dumais, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	7.95%	—	9.82%
Class A with 5.75% Maximum Sales Charge	—	—	1.74	—	8.17
Class I at NAV	08/29/2012	08/29/2012	8.21	—	10.09
MSCI World Index	—	—	–0.46%	7.90%	9.96%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.48%	1.21%
Net				1.23	0.98

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$364,496	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Hexavest Global Equity Fund

July 31, 2016

Fund Profile

Equity Sector Allocation (% of net assets)5,7

Geographic Allocation (% of net assets)5,6,7

Top 10 Holdings (% of net assets)6,7

E-mini MSCI Emerging Markets Index Futures Contracts	3.0%

Pfizer, Inc.	1.9

Johnson & Johnson	1.8

AT&T, Inc.	1.5

Apple, Inc.	1.5

Procter & Gamble Co. (The)	1.4

Wal-Mart Stores, Inc.	1.3

Nestle SA	1.2

Verizon Communications, Inc.	1.1

CalAtlantic Group, Inc.	1.1

Total	15.8%

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Hexavest International Equity Fund

July 31, 2016

Performance2,3

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Marc Christopher Lavoie, CFA, Frédéric Imbeault, CFA, Christian Crête, CFA and Etienne Durocher-Dumais, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–3.31%	—	4.87%
Class A with 5.75% Maximum Sales Charge	—	—	–8.86	—	3.30
Class I at NAV	08/29/2012	08/29/2012	–3.13	—	5.13
MSCI EAFE Index	—	—	–7.53%	3.02%	6.31%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				3.00%	2.76%
Net				1.27	1.02

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$304,236	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Hexavest International Equity Fund

July 31, 2016

Fund Profile

Equity Sector Allocation (% of net assets)5,7

Geographic Allocation (% of net assets)5,6,7

Top 10 Holdings (% of net assets)6,7

Nestle SA	3.2%

Roche Holding AG PC	2.6

Novartis AG	2.2

VanEck Vectors Gold Miners ETF	2.0

iShares MSCI Emerging Markets ETF	1.5

FTSE 100 Index Futures Contracts	1.4

E-mini MSCI Emerging Markets Index Futures Contracts	1.4

GlaxoSmithKline PLC	1.2

Vodafone Group PLC	1.1

Novo Nordisk A/S, Class B	1.0

Total	17.6%

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price- weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/16. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

[7]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

Fund profile subject to change due to active management.

10

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 – July 31, 2016).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Hexavest Emerging Markets Equity Fund

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,150.70	$7.75	**	1.45%
Class I	$1,000.00	$1,151.10	$6.42	**	1.20%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.70	$7.27	**	1.45%
Class I	$1,000.00	$1,018.90	$6.02	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

Eaton Vance Hexavest Global Equity Fund

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,146.50	$6.35	**	1.19%
Class I	$1,000.00	$1,148.30	$5.02	**	0.94%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.97	**	1.19%
Class I	$1,000.00	$1,020.20	$4.72	**	0.94%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

11

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Fund Expenses — continued

Eaton Vance Hexavest International Equity Fund

	Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period* (2/1/16 – 7/31/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,085.70	$6.22	**	1.20%
Class I	$1,000.00	$1,086.50	$4.93	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.02	**	1.20%
Class I	$1,000.00	$1,020.10	$4.77	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2016.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

12

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2016

Portfolio of Investments

Common Stocks — 81.4%

Security	Shares	Value

Brazil — 1.7%
AMBEV SA	9,237	$53,558
BRF SA	900	15,072
Embraer SA	4,500	20,582

		$89,212

Chile — 2.5%
Cencosud SA	8,761	$24,958
Empresa Nacional de Electricidad SA	24,806	22,659
Endesa Americas SA	24,806	11,649
Enersis Americas SA ADR	1,732	15,034
Enersis Chile SA ADR	1,732	9,942
S.A.C.I. Falabella	6,198	45,634

		$129,876

China — 19.3%
Alibaba Group Holding, Ltd. ADR(1)	1,058	$87,264
Baidu, Inc. ADR(1)	229	36,548
Belle International Holdings, Ltd.	22,000	14,584
China Life Insurance Co., Ltd., Class H	6,000	13,610
China Mengniu Dairy Co., Ltd.	18,000	30,155
China Mobile, Ltd.	15,452	191,350
China Pacific Insurance (Group) Co., Ltd., Class H	4,000	14,215
China Petroleum & Chemical Corp., Class H	40,000	28,687
China Resources Power Holdings Co., Ltd.	6,000	9,589
China Shenhua Energy Co., Ltd., Class H	7,000	13,440
China Telecom Corp., Ltd., Class H	58,000	28,665
China Unicom (Hong Kong), Ltd.	24,000	25,567
CNOOC, Ltd.	26,000	31,336
Dongfeng Motor Group Co., Ltd., Class H	16,000	19,812
ENN Energy Holdings, Ltd.	6,000	28,654
Great Wall Motor Co., Ltd., Class H	10,500	10,947
Guangdong Investment, Ltd.	40,000	61,470
Hengan International Group Co., Ltd.	5,000	42,087
Huaneng Power International, Inc., Class H	14,000	8,625
Jiangxi Copper Co., Ltd., Class H	14,000	16,091
Lenovo Group, Ltd.	8,000	5,184
New Oriental Education & Technology Group, Inc. ADR	349	15,377
PICC Property & Casualty Co., Ltd., Class H	6,000	9,349
Ping An Insurance (Group) Co. of China, Ltd., Class H	7,000	32,852
Sinopharm Group Co., Ltd., Class H	6,800	33,034
Tencent Holdings, Ltd.	6,400	154,580
Tingyi (Cayman Islands) Holding Corp.	12,000	10,410
Want Want China Holdings, Ltd.	31,000	19,036

		$992,518

Security	Shares	Value

Czech Republic — 1.5%
CEZ AS	2,727	$51,612
Komercni Banka AS	690	27,184

		$78,796

India — 2.7%
Infosys, Ltd. ADR	4,415	$72,539
Reliance Industries, Ltd. GDR(2)	1,292	38,954
State Bank of India GDR(3)	333	11,272
Wipro, Ltd. ADR	1,189	13,483

		$136,248

Indonesia — 2.7%
Bank Central Asia Tbk PT	37,000	$40,891
Bank Mandiri Tbk PT	20,500	15,914
Bank Rakyat Indonesia Tbk PT	18,000	15,899
Perusahaan Gas Negara Persero Tbk PT	88,000	22,176
Telekomunikasi Indonesia Tbk PT	141,500	46,059

		$140,939

Malaysia — 3.9%
AMMB Holdings Bhd	18,300	$19,355
Axiata Group Bhd	2,300	3,219
CIMB Group Holdings Bhd	12,800	13,816
Malayan Banking Bhd	5,900	11,635
Petronas Gas Bhd	2,000	10,945
Public Bank Bhd	9,300	44,582
Sime Darby Bhd	7,700	14,051
Tenaga Nasional Bhd	23,824	84,191

		$201,794

Mexico — 6.9%
Alfa SAB de CV, Series A	5,100	$8,323
America Movil SAB de CV, Series L	153,537	88,356
Coca-Cola Femsa SAB de CV, Series L	4,400	34,496
Fibra Uno Administracion SA de CV	7,700	15,667
Fomento Economico Mexicano SAB de CV, Series UBD	7,774	69,539
Grupo Financiero Banorte SAB de CV, Class O	2,100	11,502
Grupo Financiero Inbursa SAB de CV, Class O	5,000	8,027
Grupo Mexico SAB de CV, Series B	20,400	49,221
Grupo Televisa SAB, Series CPO	2,100	11,154
Wal-Mart de Mexico SAB de CV, Series V	26,000	59,349

		$355,634

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Philippines — 1.8%
Aboitiz Power Corp.	8,200	$7,880
Bank of the Philippine Islands	8,710	17,752
BDO Unibank, Inc.	10,720	25,779
Metropolitan Bank & Trust Co.	11,210	22,608
Philippine Long Distance Telephone Co.	390	17,419

		$91,438

Poland — 3.1%
Bank Pekao SA	1,549	$49,023
KGHM Polska Miedz SA	841	16,985
PGE SA	11,487	37,744
Powszechna Kasa Oszczednosci Bank Polski SA(1)	6,835	41,777
Powszechny Zaklad Ubezpieczen SA	1,874	13,556

		$159,085

Russia — 0.2%
Magnit PJSC GDR(3)	308	$11,817

		$11,817

South Africa — 2.7%
AngloGold Ashanti, Ltd.(1)	808	$17,644
Gold Fields, Ltd.	1,607	9,923
MTN Group, Ltd.	3,888	39,300
Naspers, Ltd., Class N	356	55,865
Standard Bank Group, Ltd.	1,848	18,458

		$141,190

South Korea — 19.8%
AMOREPACIFIC Corp.	106	$36,701
Coway Co., Ltd.	119	9,097
E-MART, Inc.	127	18,553
Hana Financial Group, Inc.	1,090	26,837
Hankook Tire Co., Ltd.	714	34,583
Hyundai Department Store Co., Ltd.	112	12,427
Hyundai Marine & Fire Insurance Co., Ltd.	1,110	30,010
Hyundai Mobis Co., Ltd.	241	54,956
Hyundai Motor Co.	454	53,568
Industrial Bank of Korea	930	9,849
KB Financial Group, Inc.	1,110	35,246
KCC Corp.	32	11,279
Kia Motors Corp.	1,041	39,215
Korea Electric Power Corp.	1,426	78,072
KT Corp.	737	20,887
KT&G Corp.	132	14,275
LG Chem, Ltd.	78	16,999

Security	Shares	Value

South Korea (continued)
LG Corp.	194	$11,020
LG Electronics, Inc.	374	17,885
LG Uplus Corp.	1,220	11,942
Lotte Chemical Corp.	104	28,259
Naver Corp.	24	15,228
POSCO	130	26,341
Samsung Electronics Co., Ltd.	153	210,524
Samsung Electronics Co., Ltd., PFC Shares	21	23,737
Samsung Fire & Marine Insurance Co., Ltd.	249	59,337
Shinhan Financial Group Co., Ltd.	1,340	47,885
SK Hynix, Inc.	402	12,379
SK Telecom Co., Ltd. ADR	2,296	52,601

		$1,019,692

Taiwan — 7.1%
Cathay Financial Holding Co., Ltd.	26,165	$29,433
Chunghwa Telecom Co., Ltd.	21,330	76,223
CTBC Financial Holding Co., Ltd.	43,137	23,816
Far Eastern New Century Corp.	15,024	11,741
Fubon Financial Holding Co., Ltd.	31,000	38,577
Nan Ya Plastics Corp.	12,000	22,733
President Chain Store Corp.	4,000	32,499
Taiwan Cooperative Financial Holding Co., Ltd.	30,750	14,413
Taiwan Mobile Co., Ltd.	4,000	13,791
Taiwan Semiconductor Manufacturing Co., Ltd.	18,565	100,282

		$363,508

Thailand — 1.5%
Advanced Info Service PCL	5,400	$27,633
Airports of Thailand PCL	900	10,219
BTS Group Holdings PCL	41,391	11,179
Siam Cement PCL (The)	2,000	29,365

		$78,396

Turkey — 4.0%
Akbank TAS	3,968	$10,255
BIM Birlesik Magazalar AS	597	11,044
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	17,153	15,364
Haci Omer Sabanci Holding AS	6,611	19,766
KOC Holding AS	8,006	34,353
Tupras-Turkiye Petrol Rafinerileri AS	913	19,539
Turkcell Iletisim Hizmetleri AS(1)	11,478	39,735
Turkiye Garanti Bankasi AS	12,810	31,510
Turkiye Halk Bankasi AS	5,753	15,186

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Turkey (continued)
Turkiye Is Bankasi, Class B	6,237	$9,626

		$206,378

Total Common Stocks (identified cost $4,440,524)		$4,196,521

Exchange-Traded Funds — 8.4%

Security	Shares	Value

Equity Funds — 8.4%
iShares India 50 ETF	2,931	$87,285
iShares MSCI India ETF	8,544	252,475
iShares MSCI Turkey ETF	894	33,838
VanEck Vectors Gold Miners ETF	2,023	61,884

Total Exchange-Traded Funds (identified cost $410,916)		$435,482

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(4)	$23	$22,779

Total Short-Term Investments (identified cost $22,779)		$22,779

Total Investments — 90.2% (identified cost $4,874,219)		$4,654,782

Other Assets, Less Liabilities — 9.8%		$503,347

Net Assets — 100.0%		$5,158,129

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $38,954 or 0.8% of the Fund’s net assets.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $23,089 or 0.4% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.7%	$911,833
Information Technology	14.2	731,748
Telecommunication Services	13.2	682,747
Consumer Staples	9.4	483,549
Utilities	8.9	460,242
Consumer Discretionary	7.7	395,104
Materials	4.5	233,561
Industrials	2.6	132,747
Energy	2.6	131,956
Health Care	0.6	33,034

Common Stocks	81.4%	$4,196,521
Exchange-Traded Funds	8.4	435,482
Short-Term Investments	0.4	22,779

Total Investments	90.2%	$4,654,782

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CAD	13,799	USD	10,469	State Street Bank and Trust Company	9/21/16	$103	$—
EUR	15,058	USD	16,691	State Street Bank and Trust Company	9/21/16	179	—
EUR	109,965	USD	125,442	State Street Bank and Trust Company	9/21/16	—	(2,247)
HUF	3,864,798	USD	13,540	State Street Bank and Trust Company	9/21/16	353	—
MXN	2,691,673	USD	142,140	State Street Bank and Trust Company	9/21/16	666	—
PLN	168,040	USD	42,145	State Street Bank and Trust Company	9/21/16	925	—
PLN	41,447	USD	10,437	State Street Bank and Trust Company	9/21/16	186	—

15	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2016

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	51,599	USD	16,628	State Street Bank and Trust Company	9/21/16	$442	$—
TRY	46,625	USD	15,172	State Street Bank and Trust Company	9/21/16	252	—
USD	16,698	CAD	21,439	State Street Bank and Trust Company	9/21/16	274	—
USD	70,130	CZK	1,662,632	State Street Bank and Trust Company	9/21/16	1,245	—
USD	14,805	EUR	13,291	State Street Bank and Trust Company	9/21/16	—	(85)
USD	107,628	EUR	97,055	State Street Bank and Trust Company	9/21/16	—	(1,104)
USD	8,567	HUF	2,345,651	State Street Bank and Trust Company	9/21/16	134	—
USD	168,131	MXN	3,153,316	State Street Bank and Trust Company	9/21/16	832	—
USD	102,700	MXN	1,922,486	State Street Bank and Trust Company	9/21/16	703	—
USD	73,430	PLN	282,398	State Street Bank and Trust Company	9/21/16	1,050	—
USD	74,101	TRY	220,559	State Street Bank and Trust Company	9/21/16	1,136	—
USD	35,415	TRY	104,053	State Street Bank and Trust Company	9/21/16	992	—
USD	26,209	TRY	77,277	State Street Bank and Trust Company	9/21/16	644	—
USD	68,905	TRY	208,127	State Street Bank and Trust Company	9/21/16	52	—
USD	22,100	TRY	68,200	State Street Bank and Trust Company	9/21/16	—	(462)
USD	30,215	TRY	93,173	State Street Bank and Trust Company	9/21/16	—	(608)
USD	188,259	ZAR	2,716,252	State Street Bank and Trust Company	9/21/16	—	(5,502)
ZAR	2,952,624	USD	191,445	State Street Bank and Trust Company	9/21/16	19,177	—
ZAR	411,887	USD	27,310	State Street Bank and Trust Company	9/21/16	2,072	—
BRL	1,002,889	USD	279,886	State Street Bank and Trust Company	9/28/16	23,819	—
BRL	85,902	USD	25,704	State Street Bank and Trust Company	9/28/16	310	—
CLP	30,445,204	USD	43,816	State Street Bank and Trust Company	9/28/16	2,439	—
CNY	534,684	USD	79,542	State Street Bank and Trust Company	9/28/16	892	—
CNY	104,634	USD	15,612	State Street Bank and Trust Company	9/28/16	128	—
CNY	131,912	USD	19,884	State Street Bank and Trust Company	9/28/16	—	(40)
COP	72,073,007	USD	23,592	State Street Bank and Trust Company	9/28/16	—	(390)
IDR	146,394,888	USD	10,741	State Street Bank and Trust Company	9/28/16	349	—
INR	27,910,265	USD	407,747	State Street Bank and Trust Company	9/28/16	7,018	—
INR	1,052,916	USD	15,527	State Street Bank and Trust Company	9/28/16	120	—
KRW	61,944,599	USD	52,579	State Street Bank and Trust Company	9/28/16	3,075	—
KRW	21,452,210	USD	18,852	State Street Bank and Trust Company	9/28/16	422	—
MYR	56,934	USD	13,856	State Street Bank and Trust Company	9/28/16	248	—
PEN	51,330	USD	15,256	State Street Bank and Trust Company	9/28/16	—	(28)
PHP	6,906,745	USD	148,309	State Street Bank and Trust Company	9/28/16	—	(1,796)
RUB	10,479,134	USD	154,504	State Street Bank and Trust Company	9/28/16	1,992	—
RUB	1,988,643	USD	29,562	State Street Bank and Trust Company	9/28/16	136	—
TWD	635,668	USD	19,928	State Street Bank and Trust Company	9/28/16	106	—
USD	18,909	BRL	62,306	State Street Bank and Trust Company	9/28/16	41	—
USD	14,372	BRL	50,193	State Street Bank and Trust Company	9/28/16	—	(828)
USD	15,333	BRL	55,024	State Street Bank and Trust Company	9/28/16	—	(1,329)
USD	434,650	CNY	2,883,987	State Street Bank and Trust Company	9/28/16	800	—
USD	20,243	CNY	136,408	State Street Bank and Trust Company	9/28/16	—	(277)
USD	83,193	CNY	557,062	State Street Bank and Trust Company	9/28/16	—	(608)
USD	21,605	INR	1,480,572	State Street Bank and Trust Company	9/28/16	—	(398)
USD	57,360	INR	3,891,848	State Street Bank and Trust Company	9/28/16	—	(476)
USD	129,244	INR	8,879,062	State Street Bank and Trust Company	9/28/16	—	(2,705)

16	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2016

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	35,995	KRW	41,529,543	State Street Bank and Trust Company	9/28/16	$—	$(1,317)
USD	553,766	KRW	653,914,551	State Street Bank and Trust Company	9/28/16	—	(33,743)
USD	102,041	MYR	419,910	State Street Bank and Trust Company	9/28/16	—	(1,978)
USD	22,858	PHP	1,065,058	State Street Bank and Trust Company	9/28/16	265	—
USD	15,458	RUB	1,014,373	State Street Bank and Trust Company	9/28/16	310	—
USD	59,145	THB	2,092,536	State Street Bank and Trust Company	9/28/16	—	(867)
USD	34,022	TWD	1,094,304	State Street Bank and Trust Company	9/28/16	—	(467)
USD	150,838	TWD	4,888,826	State Street Bank and Trust Company	9/28/16	—	(3,242)

						$73,887	$(60,497)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Equity Futures
E-mini MSCI Emerging Markets Index	3	Long	Sep-16	$120,513	$132,225	$11,712

						$11,712

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CLP	–	Chilean Peso
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
CZK	–	Czech Koruna
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KRW	–	South Korean Won

MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

17	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2016

Portfolio of Investments

Common Stocks — 85.1%

Security	Shares	Value

Australia — 3.5%
AGL Energy, Ltd.	7,542	$118,076
Amcor, Ltd.	6,047	69,106
Australia and New Zealand Banking Group, Ltd.	1,239	24,377
BHP Billiton, Ltd.	5,579	82,693
Caltex Australia, Ltd.	4,869	123,132
Coca-Cola Amatil, Ltd.	14,815	103,639
Commonwealth Bank of Australia	1,222	71,935
CSL, Ltd.	167	14,976
Dexus Property Group	4,278	31,771
Fortescue Metals Group, Ltd.	3,272	11,160
Goodman Group	18,820	107,940
GPT Group (The)	23,209	98,987
Insurance Australia Group, Ltd.	15,952	73,371
LendLease Group	7,086	72,323
Mirvac Group	43,102	72,106
National Australia Bank, Ltd.	1,411	28,525
Newcrest Mining, Ltd.(1)	4,290	83,554
QBE Insurance Group, Ltd.	3,725	31,091
Rio Tinto, Ltd.	894	34,116
Scentre Group	11,994	48,341
Stockland	34,775	133,456
Telstra Corp., Ltd.	28,226	123,802
Vicinity Centres	29,581	77,950
Wesfarmers, Ltd.	6,052	197,938
Westfield Corp.	3,474	28,241
Westpac Banking Corp.	2,777	65,710
Woodside Petroleum, Ltd.	3,581	73,151
Woolworths, Ltd.	12,236	218,059

		$2,219,526

Belgium — 0.4%
Colruyt SA	1,327	$74,023
KBC Group NV(1)	1,510	78,492
Proximus SA	1,919	59,903
UCB SA	346	27,072

		$239,490

Brazil — 0.1%
AMBEV SA ADR	8,818	$50,968
Cia Brasileira de Distribuicao ADR, PFC Shares	959	14,452
Cia Energetica de Minas Gerais ADR	2,952	8,177

		$73,597

Security	Shares	Value

Canada — 5.0%
Agnico Eagle Mines, Ltd.	3,220	$187,211
Barrick Gold Corp.	13,459	293,889
Barrick Gold Corp., New York Shares	12,879	281,535
Centerra Gold, Inc.	18,205	107,363
Eldorado Gold Corp.	44,889	183,936
Eldorado Gold Corp., New York Shares	19,495	79,735
Enbridge, Inc.	1,024	42,124
Goldcorp, Inc.	12,688	226,715
IAMGOLD Corp.(1)	26,168	135,084
IAMGOLD Corp., New York Shares(1)	45,946	237,541
Kinross Gold Corp.(1)	80,303	415,167
New Gold, Inc.(1)	12,979	67,491
Osisko Gold Royalties, Ltd.	2,669	35,446
Rogers Communications Inc., Class B	1,807	79,814
Silver Wheaton Corp.	9,910	276,192
TransCanada Corp.	1,815	84,157
Valeant Pharmaceuticals International, Inc.(1)	6,451	143,857
Yamana Gold, Inc.	35,183	201,292
Yamana Gold, Inc., New York Shares	25,213	143,966

		$3,222,515

Chile — 0.1%
Enersis Americas SA ADR	2,592	$22,499
Enersis Chile SA ADR	2,592	14,878

		$37,377

China — 0.8%
Belle International Holdings, Ltd.	16,000	$10,606
China Construction Bank Corp., Class H	50,000	33,627
China Mengniu Dairy Co., Ltd.	10,000	16,753
China Mobile, Ltd.	8,500	105,260
China Resources Beer Holdings Co., Ltd.	4,000	7,756
China Shenhua Energy Co., Ltd., Class H	7,000	13,440
China Telecom Corp., Ltd., Class H	26,000	12,850
China Unicom (Hong Kong), Ltd.	28,000	29,829
Dongfeng Motor Group Co., Ltd., Class H	12,000	14,859
ENN Energy Holdings, Ltd.	2,000	9,552
Geely Automobile Holdings, Ltd.	40,000	26,383
Guangdong Investment, Ltd.	38,000	58,396
Hengan International Group Co., Ltd.	5,000	42,087
Industrial & Commercial Bank of China, Ltd., Class H	49,000	27,954
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,000	14,079
Tencent Holdings, Ltd.	1,600	38,645
Tingyi (Cayman Islands) Holding Corp.	10,000	8,675
Want Want China Holdings, Ltd.	28,000	17,194

		$487,945

18	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Denmark — 0.9%
Coloplast A/S, Class B	1,111	$87,063
Danske Bank A/S	2,418	65,758
Novo Nordisk A/S, Class B	3,648	207,448
TDC A/S	19,513	102,735
William Demant Holding A/S(1)	5,249	107,186

		$570,190

France — 1.0%
BNP Paribas SA	2,185	$108,385
Compagnie Generale des Etablissements Michelin, Class B	562	57,441
Sanofi	1,920	163,533
Societe Generale SA	2,838	96,758
Sodexo SA	904	105,886
Veolia Environnement SA	2,940	65,159
Vivendi SA	1,185	23,268

		$620,430

Germany — 1.5%
BASF SE	754	$59,228
Bayerische Motoren Werke AG	814	70,138
Commerzbank AG	10,140	66,933
Continental AG	388	81,370
Daimler AG	2,367	160,918
Deutsche Post AG	3,558	106,185
Deutsche Telekom AG	3,662	62,300
MAN SE	619	64,906
Merck KGaA	993	109,663
Muenchener Rueckversicherungs-Gesellschaft AG	587	97,895
SAP SE	357	31,246
Siemens AG	771	83,689

		$994,471

Hong Kong — 0.9%
AIA Group, Ltd.	26,302	$163,840
CK Hutchison Holdings, Ltd.	12,000	140,651
CLP Holdings, Ltd.	8,500	88,586
Hong Kong & China Gas Co., Ltd.	10,208	18,981
Li & Fung, Ltd.	28,000	14,029
MTR Corp., Ltd.	10,000	56,635
Sun Hung Kai Properties, Ltd.	6,000	86,091

		$568,813

Security	Shares	Value

India — 0.1%
HDFC Bank, Ltd. ADR	949	$65,737
Infosys, Ltd. ADR	1,829	30,051

		$95,788

Ireland — 0.1%
Kerry Group PLC, Class A	806	$68,965

		$68,965

Israel — 0.1%
Mizrahi Tefahot Bank, Ltd.	4,474	$54,347

		$54,347

Italy — 0.2%
Intesa Sanpaolo SpA	12,376	$27,310
Telecom Italia SpA(1)	67,706	57,854
UniCredit SpA	31,228	76,611

		$161,775

Japan — 7.2%
Aeon Co., Ltd.	1,000	$14,369
Asahi Group Holdings, Ltd.	3,200	108,631
Asahi Kasei Corp.	5,000	37,793
Astellas Pharma, Inc.	3,800	63,315
Bridgestone Corp.	2,000	69,262
Central Japan Railway Co.	500	92,937
Chubu Electric Power Co., Inc.	3,300	48,482
Daihatsu Motor Co., Ltd.	4,300	64,581
Daiichi Sankyo Co., Ltd.	800	19,077
Daiwa House Industry Co., Ltd.	1,000	28,041
Denso Corp.	1,300	50,336
East Japan Railway Co.	1,200	110,076
Electric Power Development Co., Ltd.	1,400	32,175
FamilyMart Co., Ltd.	1,800	105,996
FANUC Corp.	500	83,604
Fuji Heavy Industries, Ltd.	2,300	87,871
Honda Motor Co., Ltd.	3,600	97,516
ITOCHU Corp.	4,900	55,555
Japan Tobacco, Inc.	3,500	136,499
Kajima Corp.	15,000	110,877
Kansai Electric Power Co., Inc. (The)(1)	3,200	29,774
KDDI Corp.	4,300	131,955
Keyence Corp.	100	70,537
Kirin Holdings Co., Ltd.	1,000	17,162
Komatsu, Ltd.	2,600	50,523
Kyushu Electric Power Co., Inc.	1,700	15,927

19	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Lawson, Inc.	1,500	$115,498
Mazda Motor Corp.	4,200	61,425
Mitsubishi Corp.	3,800	65,378
Mitsubishi Electric Corp.	1,000	11,658
Mitsubishi Estate Co., Ltd.	4,000	74,390
Mitsubishi UFJ Financial Group, Inc.	29,000	146,610
Mitsui Fudosan Co., Ltd.	3,000	64,937
Mizuho Financial Group, Inc.	60,900	97,703
Nikon Corp.	3,400	48,045
Nippon Telegraph & Telephone Corp.	2,700	128,303
Nissan Motor Co., Ltd.	8,900	86,227
NTT DoCoMo, Inc.	6,300	171,135
Obayashi Corp.	9,600	104,993
Osaka Gas Co., Ltd.	16,000	64,573
Panasonic Corp.	6,300	60,585
Seven & i Holdings Co., Ltd.	3,700	153,635
Shimizu Corp.	9,000	91,733
Shin-Etsu Chemical Co., Ltd.	1,000	68,239
SMC Corp.	300	78,444
SoftBank Group Corp.	2,300	126,602
Sony Corp.	1,700	55,806
Sumitomo Corp.	4,500	47,201
Sumitomo Metal Mining Co., Ltd.	1,000	12,020
Sumitomo Mitsui Financial Group, Inc.	2,700	85,588
Sumitomo Mitsui Trust Holdings, Inc.	14,000	46,525
Sumitomo Realty & Development Co., Ltd.	1,000	25,874
Taisei Corp.	13,000	116,912
Takeda Pharmaceutical Co., Ltd.	2,200	98,028
Tokio Marine Holdings, Inc.	2,300	89,027
Tokyo Electric Power Co. Holdings, Inc.(1)	8,500	33,339
Tokyo Gas Co., Ltd.	14,000	59,597
Tokyu Fudosan Holdings Corp.	3,800	22,485
Toray Industries, Inc.	2,000	18,220
Toyota Motor Corp.	5,600	313,795
Unicharm Corp.	1,500	30,843

		$4,608,244

Mexico — 0.0%(2)
America Movil SAB de CV, Series L ADR	1,738	$20,039

		$20,039

Netherlands — 1.0%
Heineken NV	510	$48,131
ING Groep NV	8,967	100,251
Mylan NV(1)	8,311	388,872

Security	Shares	Value

Netherlands (continued)
Unilever NV	447	$20,718
Wolters Kluwer NV	2,470	103,922

		$661,894

Norway — 0.1%
Telenor ASA	4,815	$80,611

		$80,611

Peru — 0.1%
Cia de Minas Buenaventura SA ADR(1)	4,139	$60,636

		$60,636

Singapore — 0.8%
ComfortDelGro Corp., Ltd.	33,000	$69,775
DBS Group Holdings, Ltd.	7,511	86,833
Oversea-Chinese Banking Corp., Ltd.	8,000	51,604
Singapore Press Holdings, Ltd.	4,000	11,323
Singapore Telecommunications, Ltd.	79,000	245,776
United Overseas Bank, Ltd.	3,000	41,164

		$506,475

South Korea — 0.2%
Korea Electric Power Corp. ADR	1,696	$46,114
Samsung Electronics Co., Ltd. GDR(3)	46	31,579
SK Telecom Co., Ltd. ADR	3,689	84,515

		$162,208

Spain — 0.9%
Aena SA(3)	576	$83,083
Banco Bilbao Vizcaya Argentaria SA	15,390	89,846
Banco Santander SA	12,983	55,116
Endesa SA	3,149	66,152
Iberdrola SA	4,107	28,219
Industria de Diseno Textil SA	3,220	111,360
Telefonica SA	12,393	121,387

		$555,163

Sweden — 1.0%
Hennes & Mauritz AB, Class B	2,534	$76,522
ICA Gruppen AB	3,524	117,907
Nordea Bank AB	6,928	61,726
Skanska AB, Class B	236	5,017
Svenska Cellulosa AB SCA, Class B	3,551	105,566
Svenska Handelsbanken AB, Class A	4,063	48,850

20	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Sweden (continued)
Swedbank AB, Class A	2,776	$58,281
Tele2 AB, Class B	9,080	76,712
Telefonaktiebolaget LM Ericsson, Class B	9,131	68,093

		$618,674

Switzerland — 4.2%
ABB, Ltd.	2,755	$58,522
Adecco Group AG	381	20,912
Geberit AG	243	93,715
Nestle SA	9,617	770,635
Novartis AG	6,818	565,506
Roche Holding AG PC	2,248	573,842
Sonova Holding AG	584	79,950
Swiss Prime Site AG	1,111	102,037
Swiss Re AG	776	65,049
Swisscom AG	227	111,672
Syngenta AG	406	159,674
Zurich Insurance Group AG	311	74,669

		$2,676,183

United Kingdom — 6.5%
Associated British Foods PLC	2,489	$88,601
AstraZeneca PLC	3,359	224,879
Berkeley Group Holdings PLC	2,321	82,328
BP PLC	18,060	102,177
British American Tobacco PLC	1,598	101,992
BT Group PLC	27,468	150,070
Compass Group PLC	9,279	176,280
Diageo PLC	6,018	172,456
GlaxoSmithKline PLC	9,231	206,156
HSBC Holdings PLC	29,154	191,095
Imperial Brands PLC	2,884	151,978
Land Securities Group PLC	5,723	82,849
Lloyds Banking Group PLC	232,649	163,633
London Stock Exchange Group PLC	487	17,920
National Grid PLC	14,883	213,405
Next PLC	1,105	73,466
Persimmon PLC	2,681	59,860
Randgold Resources, Ltd. ADR	442	51,984
Reckitt Benckiser Group PLC	1,975	191,496
RELX PLC	3,308	62,815
Rio Tinto PLC	5,406	175,437
Royal Dutch Shell PLC, Class A	5,152	133,026
Royal Mail PLC	13,548	91,356
SABMiller PLC	1,827	106,752

Security	Shares	Value

United Kingdom (continued)
Segro PLC	13,050	$76,465
Shire PLC	3,970	256,472
Sky PLC	6,264	76,285
Tate & Lyle PLC	12,931	123,746
Taylor Wimpey PLC	28,948	59,236
Unilever PLC	3,552	166,173
Vodafone Group PLC	92,174	280,014
William Hill PLC	21,376	90,420

		$4,200,822

United States — 48.4%
AES Corp. (The)	3,146	$38,853
Allstate Corp. (The)	1,495	102,153
Ameren Corp.	4,122	216,158
American Electric Power Co., Inc.	1,742	120,721
American Express Co.	6,990	450,575
AmerisourceBergen Corp.	3,860	328,833
Apple, Inc.	9,289	968,007
AT&T, Inc.	22,784	986,319
AvalonBay Communities, Inc.	919	170,612
Bank of America Corp.	39,777	576,369
BB&T Corp.	9,297	342,780
CalAtlantic Group, Inc.	19,511	706,493
Capital One Financial Corp.	3,036	203,655
Cardinal Health, Inc.	5,325	445,170
Cisco Systems, Inc.	19,915	608,005
Citigroup, Inc.	12,584	551,305
Coca-Cola Co. (The)	14,561	635,296
Comcast Corp., Class A	2,979	200,338
Consolidated Edison, Inc.	3,246	259,940
Costco Wholesale Corp.	2,566	429,087
CVS Health Corp.	4,094	379,596
D.R. Horton, Inc.	11,860	389,957
DaVita HealthCare Partners, Inc.(1)	2,136	165,625
Dollar General Corp.	3,761	356,317
Dollar Tree, Inc.(1)	4,774	459,688
Domtar Corp.	3,316	130,551
DTE Energy Co.	1,499	146,183
Duke Energy Corp.	3,820	326,954
Edison International	4,429	342,716
Eli Lilly & Co.	5,876	487,062
Endo International PLC(1)	7,666	133,082
Entergy Corp.	1,833	149,188
Exelon Corp.	3,983	148,486
Fifth Third Bancorp	10,835	205,648
FirstEnergy Corp.	4,286	149,667

21	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Ford Motor Co.	21,307	$269,747
Frontier Communications Corp.	54,432	283,046
General Motors Co.	8,150	257,051
Goldman Sachs Group, Inc. (The)	1,270	201,689
HCP, Inc.	8,465	332,082
International Business Machines Corp.	1,807	290,240
Johnson & Johnson	9,080	1,137,088
Kroger Co. (The)	9,761	333,729
LyondellBasell Industries NV, Class A	4,114	309,620
Macy’s, Inc.	4,184	149,913
MasterCard, Inc., Class A	1,430	136,193
McDonald’s Corp.	3,619	425,775
McKesson Corp.	2,189	425,892
MDC Holdings, Inc.	8,372	220,351
Merck & Co., Inc.	11,655	683,682
Meritage Homes Corp.(1)	5,596	203,638
Microsoft Corp.	8,928	506,039
Morgan Stanley	7,484	215,015
Newmont Mining Corp.	12,041	529,804
NextEra Energy, Inc.	2,347	301,097
Oracle Corp.	10,205	418,813
Patterson Cos., Inc.	3,573	176,363
Paychex, Inc.	5,255	311,516
PepsiCo, Inc.	5,968	650,035
Pfizer, Inc.	33,606	1,239,725
PG&E Corp.	5,289	338,179
Philip Morris International, Inc.	5,464	547,821
Pinnacle West Capital Corp.	2,527	199,305
PNC Financial Services Group, Inc. (The)	3,945	326,054
PPL Corp.	6,435	242,664
Procter & Gamble Co. (The)	10,277	879,608
Public Service Enterprise Group, Inc.	2,840	130,668
PulteGroup, Inc.	19,468	412,332
QUALCOMM, Inc.	6,486	405,894
Realty Income Corp.	6,173	441,184
Royal Gold, Inc.	1,727	146,001
Southern Co. (The)	5,998	320,893
Sysco Corp.	8,142	421,674
Taylor Morrison Home Corp., Class A(1)	11,849	192,546
Travelers Cos., Inc. (The)	3,178	369,347
U.S. Bancorp	5,491	231,556
United Technologies Corp.	1,478	159,107
Verizon Communications, Inc.	13,064	723,876
Visa, Inc., Class A	1,712	133,622
Wal-Mart Stores, Inc.	11,482	837,842
Walgreens Boots Alliance, Inc.	6,319	500,781

Security	Shares	Value

United States (continued)
Welltower, Inc.	4,690	$372,058
Weyerhaeuser Co.	8,038	263,003
Xcel Energy, Inc.	3,609	158,724

		$31,074,271

Total Common Stocks (identified cost $46,994,713)		$54,640,449

Exchange-Traded Funds — 3.5%

Security	Shares	Value

Equity Funds — 3.5%
iShares MSCI Chile Capped ETF	2,301	$88,473
iShares MSCI Emerging Markets ETF	12,071	437,332
iShares MSCI Malaysia ETF	26,993	221,613
iShares MSCI Mexico Capped ETF	3,759	186,785
iShares MSCI Poland Capped ETF	8,035	141,175
iShares MSCI South Africa ETF	572	33,044
iShares MSCI South Korea Capped ETF	8,381	466,487
iShares MSCI Taiwan ETF	29,224	439,237
SPDR S&P 500 ETF Trust	396	85,991
WisdomTree India Earnings Fund	7,142	152,696

Total Exchange-Traded Funds (identified cost $2,533,173)		$2,252,833

Rights — 0.0%(2)

Security	Shares	Value

China — 0.0%(2)
China Resources Beer Holdings Co., Ltd., Exp. 8/9/16(1)	1,333	$545

Total Rights (identified cost $0)		$545

22	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2016

Portfolio of Investments — continued

Short-Term Investments — 3.1%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.56%(4)	$1,948	$1,948,489

Total Short-Term Investments (identified cost $1,948,489)		$1,948,489

Total Investments — 91.7% (identified cost $51,476,375)		$58,842,316

Other Assets, Less Liabilities — 8.3%		$5,345,717

Net Assets — 100.0%		$64,188,033

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $114,662 or 0.2% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	14.7%	$9,433,594
Consumer Staples	14.4	9,284,762
Health Care	13.3	8,559,417
Consumer Discretionary	10.3	6,621,573
Materials	7.7	4,912,399
Utilities	7.2	4,632,457
Telecommunication Services	6.8	4,356,379
Information Technology	6.3	4,048,480
Industrials	3.5	2,220,181
Energy	0.9	571,207

Common Stocks	85.1%	$54,640,449
Exchange-Traded Funds	3.5	2,252,833
Rights	0.0 (1)	545
Short-Term Investments	3.1	1,948,489

Total Investments	91.7%	$58,842,316

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	210,846	USD	156,456	State Street Bank and Trust Company	9/21/16	$3,527	$—
CAD	193,023	HKD	1,151,710	State Street Bank and Trust Company	9/21/16	—	(661)
CAD	530,118	USD	405,637	State Street Bank and Trust Company	9/21/16	490	—
CAD	270,496	USD	213,377	State Street Bank and Trust Company	9/21/16	—	(6,148)
CAD	1,371,022	USD	1,061,423	State Street Bank and Trust Company	9/21/16	—	(11,073)
CHF	158,998	USD	164,458	State Street Bank and Trust Company	9/21/16	36	—
DKK	921,312	USD	141,308	State Street Bank and Trust Company	9/21/16	—	(2,546)
DKK	1,839,793	USD	282,237	State Street Bank and Trust Company	9/21/16	—	(5,140)
EUR	631,259	USD	702,552	State Street Bank and Trust Company	9/21/16	4,655	—
EUR	216,330	USD	239,787	State Street Bank and Trust Company	9/21/16	2,571	—
EUR	161,071	USD	183,845	State Street Bank and Trust Company	9/21/16	—	(3,396)
EUR	4,307,072	USD	4,913,271	State Street Bank and Trust Company	9/21/16	—	(88,003)
GBP	183,598	USD	243,660	State Street Bank and Trust Company	9/21/16	—	(471)
GBP	908,255	USD	1,218,935	State Street Bank and Trust Company	9/21/16	—	(15,884)
GBP	697,193	USD	1,009,610	State Street Bank and Trust Company	9/21/16	—	(86,127)
JPY	206,719,829	USD	1,986,462	State Street Bank and Trust Company	9/21/16	43,296	—
JPY	99,927,868	USD	942,603	State Street Bank and Trust Company	9/21/16	38,577	—
JPY	21,942,973	USD	205,005	State Street Bank and Trust Company	9/21/16	10,450	—
JPY	23,106,703	USD	222,400	State Street Bank and Trust Company	9/21/16	4,482	—

23	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2016

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	50,676,526	USD	494,799	State Street Bank and Trust Company	9/21/16	$2,788	$—
USD	86,731	AUD	114,360	State Street Bank and Trust Company	9/21/16	—	(41)
USD	1,763,748	AUD	2,398,825	State Street Bank and Trust Company	9/21/16	—	(56,398)
USD	4,297,065	CAD	5,517,088	State Street Bank and Trust Company	9/21/16	70,384	—
USD	878,474	CAD	1,120,685	State Street Bank and Trust Company	9/21/16	19,909	—
USD	419,012	CAD	537,015	State Street Bank and Trust Company	9/21/16	7,601	—
USD	177,613	CAD	231,054	State Street Bank and Trust Company	9/21/16	600	—
USD	148,023	CAD	193,056	State Street Bank and Trust Company	9/21/16	122	—
USD	480,765	CHF	466,203	State Street Bank and Trust Company	9/21/16	—	(1,553)
USD	505,388	CHF	494,076	State Street Bank and Trust Company	9/21/16	—	(5,767)
USD	176,930	DKK	1,193,496	State Street Bank and Trust Company	9/21/16	—	(2,827)
USD	136,584	EUR	119,812	State Street Bank and Trust Company	9/21/16	2,357	—
USD	250,813	EUR	222,384	State Street Bank and Trust Company	9/21/16	1,674	—
USD	133,367	EUR	119,253	State Street Bank and Trust Company	9/21/16	—	(233)
USD	321,876	EUR	288,954	State Street Bank and Trust Company	9/21/16	—	(1,843)
USD	654,004	EUR	589,684	State Street Bank and Trust Company	9/21/16	—	(6,626)
USD	1,225,700	EUR	1,113,140	State Street Bank and Trust Company	9/21/16	—	(21,365)
USD	167,390	GBP	122,183	State Street Bank and Trust Company	9/21/16	5,549	—
USD	701,274	GBP	525,415	State Street Bank and Trust Company	9/21/16	5,323	—
USD	1,041,607	GBP	790,436	State Street Bank and Trust Company	9/21/16	—	(5,384)
USD	134,376	HKD	1,041,756	State Street Bank and Trust Company	9/21/16	19	—
USD	263,121	ILS	1,003,361	State Street Bank and Trust Company	9/21/16	—	(236)
USD	238,008	JPY	24,248,903	State Street Bank and Trust Company	9/21/16	—	(90)
USD	182,913	JPY	18,716,399	State Street Bank and Trust Company	9/21/16	—	(862)
USD	134,007	JPY	14,337,529	State Street Bank and Trust Company	9/21/16	—	(6,772)
USD	1,919,038	JPY	196,958,392	State Street Bank and Trust Company	9/21/16	—	(14,873)
USD	527,039	JPY	56,355,214	State Street Bank and Trust Company	9/21/16	—	(26,306)
USD	234,208	MXN	4,392,609	State Street Bank and Trust Company	9/21/16	1,159	—
USD	93,106	NOK	761,478	State Street Bank and Trust Company	9/21/16	2,845	—
USD	95,734	PLN	368,174	State Street Bank and Trust Company	9/21/16	1,369	—
USD	265,772	SGD	361,370	State Street Bank and Trust Company	9/21/16	—	(3,663)
USD	144,174	ZAR	2,192,099	State Street Bank and Trust Company	9/21/16	—	(12,197)
ZAR	664,583	USD	44,764	State Street Bank and Trust Company	9/21/16	2,644	—
CNY	969,066	USD	144,950	State Street Bank and Trust Company	9/28/16	830	—
CNY	454,737	USD	68,074	State Street Bank and Trust Company	9/28/16	333	—
USD	154,809	BRL	554,710	State Street Bank and Trust Company	9/28/16	—	(13,175)
USD	1,082,576	CNY	7,183,106	State Street Bank and Trust Company	9/28/16	1,994	—
USD	329,703	INR	22,568,157	State Street Bank and Trust Company	9/28/16	—	(5,675)
USD	826,155	KRW	975,565,098	State Street Bank and Trust Company	9/28/16	—	(50,341)
USD	169,808	MYR	698,776	State Street Bank and Trust Company	9/28/16	—	(3,291)
USD	599,947	TWD	19,444,882	State Street Bank and Trust Company	9/28/16	—	(12,895)

						$235,584	$(471,862)

24	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2016

Portfolio of Investments — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Equity Futures
E-mini MSCI Emerging Markets Index	44	Long	Sep-16	$1,781,019	$1,939,300	$158,281
SPI 200 Index	1	Long	Sep-16	98,322	105,123	6,801

						$165,082

SPI 200 Index:  Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CNY	–	Yuan Renminbi
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar
ILS	–	Israeli Shekel
INR	–	Indian Rupee

JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
SGD	–	Singapore Dollar
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

25	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2016

Portfolio of Investments

Common Stocks — 81.3%

Security	Shares	Value

Australia — 7.2%
AGL Energy, Ltd.	1,254	$19,632
Amcor, Ltd.	1,455	16,628
Australia and New Zealand Banking Group, Ltd.	509	10,014
BHP Billiton, Ltd.	1,183	17,535
Caltex Australia, Ltd.	853	21,571
Coca-Cola Amatil, Ltd.	4,044	28,290
Commonwealth Bank of Australia	303	17,837
CSL, Ltd.	69	6,187
Dexus Property Group	788	5,852
Fortescue Metals Group, Ltd.	952	3,247
Goodman Group	3,557	20,401
GPT Group (The)	4,406	18,792
Insurance Australia Group, Ltd.	3,406	15,666
LendLease Group	1,345	13,728
Mirvac Group	10,021	16,764
National Australia Bank, Ltd.	551	11,139
Newcrest Mining, Ltd.(1)	602	11,725
QBE Insurance Group, Ltd.	891	7,437
Rio Tinto, Ltd.	206	7,861
Scentre Group	2,110	8,504
Stockland	6,339	24,327
Telstra Corp., Ltd.	8,360	36,668
Vicinity Centres	5,573	14,686
Wesfarmers, Ltd.	1,073	35,094
Westfield Corp.	594	4,829
Westpac Banking Corp.	701	16,587
Woodside Petroleum, Ltd.	1,001	20,448
Woolworths, Ltd.	2,123	37,834

		$469,283

Belgium — 1.3%
Colruyt SA	448	$24,990
KBC Group NV(1)	596	30,981
Proximus SA	649	20,259
UCB SA	117	9,155

		$85,385

Brazil — 0.1%
AMBEV SA ADR	1,143	$6,606
Cia Brasileira de Distribuicao ADR, PFC Shares	124	1,869
Cia Energetica de Minas Gerais ADR	383	1,061

		$9,536

Security	Shares	Value

Chile — 0.1%
Enersis Americas SA ADR	336	$2,916
Enersis Chile SA ADR	336	1,929

		$4,845

China — 0.9%
Belle International Holdings, Ltd.	2,000	$1,326
China Construction Bank Corp., Class H	6,000	4,035
China Mengniu Dairy Co., Ltd.	2,000	3,351
China Mobile, Ltd.	1,000	12,383
China Shenhua Energy Co., Ltd., Class H	1,000	1,920
China Telecom Corp., Ltd., Class H	4,000	1,977
China Unicom (Hong Kong), Ltd.	4,000	4,261
Dongfeng Motor Group Co., Ltd., Class H	2,000	2,477
Geely Automobile Holdings, Ltd.	5,000	3,298
Guangdong Investment, Ltd.	6,000	9,220
Hengan International Group Co., Ltd.	500	4,209
Industrial & Commercial Bank of China, Ltd., Class H	6,000	3,423
Tencent Holdings, Ltd.	200	4,831
Tingyi (Cayman Islands) Holding Corp.	2,000	1,735
Want Want China Holdings, Ltd.	4,000	2,456

		$60,902

Denmark — 2.9%
Coloplast A/S, Class B	374	$29,309
Danske Bank A/S	749	20,369
Novo Nordisk A/S, Class B	1,151	65,453
TDC A/S	7,085	37,302
William Demant Holding A/S(1)	1,785	36,450

		$188,883

France — 3.4%
BNP Paribas SA	783	$38,840
Compagnie Generale des Etablissements Michelin, Class B	199	20,339
Sanofi	742	63,199
Societe Generale SA	971	33,105
Sodexo SA	306	35,842
Veolia Environnement SA	859	19,038
Vivendi SA	468	9,190

		$219,553

Germany — 5.8%
BASF SE	232	$18,224
Bayerische Motoren Werke AG	346	29,813
Commerzbank AG	2,867	18,925
Continental AG	131	27,473

26	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Germany (continued)
Daimler AG	861	$58,534
Deutsche Post AG	1,451	43,304
Deutsche Telekom AG	1,436	24,430
MAN SE	210	22,020
Merck KGaA	410	45,279
Muenchener Rueckversicherungs-Gesellschaft AG	233	38,857
SAP SE	163	14,266
Siemens AG	360	39,077

		$380,202

Hong Kong — 1.8%
AIA Group, Ltd.	4,925	$30,679
CK Hutchison Holdings, Ltd.	2,000	23,442
CLP Holdings, Ltd.	1,500	15,633
Hong Kong & China Gas Co., Ltd.	6,105	11,352
Li & Fung, Ltd.	10,000	5,010
MTR Corp., Ltd.	2,500	14,159
Sun Hung Kai Properties, Ltd.	1,000	14,348

		$114,623

India — 0.2%
HDFC Bank, Ltd. ADR	122	$8,451
Infosys, Ltd. ADR	237	3,894

		$12,345

Ireland — 0.3%
Kerry Group PLC, Class A	266	$22,760

		$22,760

Israel — 0.4%
Mizrahi Tefahot Bank, Ltd.	1,983	$24,088

		$24,088

Italy — 0.8%
Intesa Sanpaolo SpA	5,096	$11,245
Telecom Italia SpA(1)	19,452	16,621
UniCredit SpA	8,831	21,665

		$49,531

Japan — 16.3%
Aeon Co., Ltd.	400	$5,748
Asahi Group Holdings, Ltd.	500	16,974
Asahi Kasei Corp.	1,000	7,559
Astellas Pharma, Inc.	900	14,996
Bridgestone Corp.	500	17,315

Security	Shares	Value

Japan (continued)
Central Japan Railway Co.	100	$18,587
Chubu Electric Power Co., Inc.	1,000	14,692
Daihatsu Motor Co., Ltd.	800	12,015
Daiichi Sankyo Co., Ltd.	300	7,154
Denso Corp.	300	11,616
East Japan Railway Co.	500	45,865
Electric Power Development Co., Ltd.	400	9,193
FamilyMart Co., Ltd.	200	11,777
FANUC Corp.	200	33,442
Fast Retailing Co., Ltd.	100	32,271
Fuji Heavy Industries, Ltd.	400	15,282
Honda Motor Co., Ltd.	1,300	35,214
ITOCHU Corp.	900	10,204
Japan Tobacco, Inc.	800	31,200
Kajima Corp.	2,000	14,784
Kansai Electric Power Co., Inc. (The)(1)	1,300	12,096
KDDI Corp.	1,200	36,825
Komatsu, Ltd.	700	13,602
Kyushu Electric Power Co., Inc.	700	6,558
Lawson, Inc.	200	15,400
Mazda Motor Corp.	900	13,162
Mitsubishi Corp.	700	12,043
Mitsubishi Electric Corp.	1,000	11,658
Mitsubishi Estate Co., Ltd.	1,000	18,598
Mitsubishi UFJ Financial Group, Inc.	5,800	29,322
Mitsui Fudosan Co., Ltd.	1,000	21,646
Mizuho Financial Group, Inc.	10,200	16,364
Nikon Corp.	900	12,718
Nippon Telegraph & Telephone Corp.	500	23,760
Nissan Motor Co., Ltd.	1,700	16,470
NTT DoCoMo, Inc.	1,100	29,881
Obayashi Corp.	1,700	18,592
Osaka Gas Co., Ltd.	3,000	12,107
Panasonic Corp.	1,500	14,425
Seven & i Holdings Co., Ltd.	700	29,066
Shimizu Corp.	2,000	20,385
Shin-Etsu Chemical Co., Ltd.	200	13,648
SMC Corp.	100	26,148
SoftBank Group Corp.	500	27,522
Sony Corp.	500	16,413
Sumitomo Corp.	1,100	11,538
Sumitomo Metal Mining Co., Ltd.	2,000	24,040
Sumitomo Mitsui Financial Group, Inc.	500	15,850
Sumitomo Mitsui Trust Holdings, Inc.	3,000	9,970
Taisei Corp.	2,000	17,986
Takeda Pharmaceutical Co., Ltd.	300	13,367
Tokio Marine Holdings, Inc.	400	15,483
Tokyo Electric Power Co. Holdings, Inc.(1)	2,300	9,021

27	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Tokyo Gas Co., Ltd.	5,000	$21,284
Tokyu Fudosan Holdings Corp.	1,100	6,509
Toray Industries, Inc.	1,000	9,110
Toyota Motor Corp.	1,100	61,638
Unicharm Corp.	600	12,337

		$1,062,430

Mexico — 0.0%(2)
America Movil SAB de CV, Series L ADR	225	$2,594

		$2,594

Netherlands — 2.1%
Heineken NV	271	$25,576
ING Groep NV	3,462	38,705
Unilever NV	800	37,079
Wolters Kluwer NV	835	35,132

		$136,492

Norway — 0.4%
Telenor ASA	1,527	$25,564

		$25,564

Peru — 0.1%
Cia de Minas Buenaventura SA ADR(1)	623	$9,127

		$9,127

Singapore — 1.5%
ComfortDelGro Corp., Ltd.	6,000	$12,686
DBS Group Holdings, Ltd.	850	9,827
Oversea-Chinese Banking Corp., Ltd.	2,000	12,901
Singapore Press Holdings, Ltd.	1,000	2,831
Singapore Telecommunications, Ltd.	14,000	43,555
United Overseas Bank, Ltd.	1,000	13,721

		$95,521

South Korea — 0.3%
Korea Electric Power Corp. ADR	219	$5,954
Samsung Electronics Co., Ltd. GDR(3)	6	4,119
SK Telecom Co., Ltd. ADR	526	12,051

		$22,124

Spain — 3.1%
Aena SA(3)	180	$25,963
Banco Bilbao Vizcaya Argentaria SA	5,034	29,388
Banco Santander SA	3,904	16,574

Security	Shares	Value

Spain (continued)
Endesa SA	1,281	$26,910
Iberdrola SA	3,473	23,863
Industria de Diseno Textil SA	1,088	37,627
Telefonica SA	4,343	42,539

		$202,864

Sweden — 2.8%
Hennes & Mauritz AB, Class B	918	$27,722
ICA Gruppen AB	1,028	34,395
Nordea Bank AB	2,029	18,078
Svenska Cellulosa AB SCA, Class B	781	23,218
Svenska Handelsbanken AB, Class A	1,166	14,019
Swedbank AB, Class A	966	20,281
Tele2 AB, Class B	3,090	26,105
Telefonaktiebolaget LM Ericsson, Class B	2,360	17,599

		$181,417

Switzerland — 11.4%
ABB, Ltd.	770	$16,356
Adecco Group AG	148	8,123
Geberit AG	72	27,767
Nestle SA	2,617	209,707
Novartis AG	1,759	145,897
Roche Holding AG PC	657	167,711
Sonova Holding AG	198	27,106
Swiss Prime Site AG	375	34,441
Swiss Re AG	78	6,539
Swisscom AG	67	32,961
Syngenta AG	91	35,789
Zurich Insurance Group AG	129	30,972

		$743,369

United Kingdom — 18.1%
Associated British Foods PLC	567	$20,184
AstraZeneca PLC	866	57,977
Berkeley Group Holdings PLC	739	26,213
BP PLC	6,508	36,820
British American Tobacco PLC	553	35,295
BT Group PLC	7,315	39,965
Compass Group PLC	2,295	43,600
Diageo PLC	1,660	47,570
GlaxoSmithKline PLC	3,548	79,238
HSBC Holdings PLC	7,433	48,721
Imperial Brands PLC	969	51,063
Land Securities Group PLC	1,795	25,985
Lloyds Banking Group PLC	66,464	46,747

28	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
London Stock Exchange Group PLC	200	$7,360
National Grid PLC	4,410	63,234
Next PLC	414	27,525
Persimmon PLC	906	20,229
Randgold Resources, Ltd.	119	14,004
Reckitt Benckiser Group PLC	605	58,661
RELX PLC	1,118	21,229
Rio Tinto PLC	1,330	43,161
Royal Dutch Shell PLC, Class A	1,115	28,790
Royal Mail PLC	3,280	22,118
SABMiller PLC	465	27,170
Segro PLC	3,449	20,209
Shire PLC	983	63,504
Sky PLC	1,381	16,818
Tate & Lyle PLC	2,510	24,020
Taylor Wimpey PLC	9,788	20,029
Unilever PLC	957	44,771
Vodafone Group PLC	23,194	70,461
William Hill PLC	5,744	24,297

		$1,176,968

Total Common Stocks (identified cost $5,045,584)		$5,300,406

Exchange-Traded Funds — 8.1%

Security	Shares	Value

Equity Funds — 8.1%
iShares MSCI Australia ETF	2,907	$60,727
iShares MSCI Chile Capped ETF	328	12,612
iShares MSCI Emerging Markets ETF	2,610	94,560
iShares MSCI India ETF	127	3,753
iShares MSCI Malaysia ETF	2,738	22,479
iShares MSCI Mexico Capped ETF	276	13,714
iShares MSCI Poland Capped ETF	623	10,946
iShares MSCI South Africa ETF	74	4,275
iShares MSCI South Korea Capped ETF	1,065	59,278
iShares MSCI Switzerland Capped ETF	600	18,126
iShares MSCI Taiwan ETF	2,965	44,564
iShares MSCI United Kingdom ETF	2,473	38,579
VanEck Vectors Gold Miners ETF	4,272	130,681
WisdomTree India Earnings Fund	608	12,999

Total Exchange-Traded Funds (identified cost $519,278)		$527,293

Short-Term Investments — 6.7%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.56%(4)	$436	$435,794

Total Short-Term Investments (identified cost $435,794)		$435,794

Total Investments — 96.1% (identified cost $6,000,656)		$6,263,493

Other Assets, Less Liabilities — 3.9%		$254,995

Net Assets — 100.0%		$6,518,488

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $30,082 or 0.5% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	15.8%	$1,033,784
Consumer Staples	14.3	930,405
Health Care	12.8	831,982
Consumer Discretionary	10.7	698,732
Telecommunication Services	8.7	567,684
Industrials	8.7	566,210
Utilities	4.4	285,693
Materials	3.5	231,658
Energy	1.7	109,549
Information Technology	0.7	44,709

Common Stocks	81.3%	$5,300,406
Exchange-Traded Funds	8.1	527,293
Short-Term Investments	6.7	435,794

Total Investments	96.1%	$6,263,493

29	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2016

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	140,423	USD	104,773	State Street Bank and Trust Company	9/21/16	$1,775	$—
AUD	19,862	USD	14,587	State Street Bank and Trust Company	9/21/16	483	—
CAD	86,999	USD	66,570	State Street Bank and Trust Company	9/21/16	80	—
DKK	81,422	USD	12,364	State Street Bank and Trust Company	9/21/16	—	(101)
EUR	62,855	USD	69,954	State Street Bank and Trust Company	9/21/16	464	—
EUR	18,433	USD	20,475	State Street Bank and Trust Company	9/21/16	176	—
EUR	14,495	USD	16,147	State Street Bank and Trust Company	9/21/16	92	—
EUR	13,231	USD	14,824	State Street Bank and Trust Company	9/21/16	—	(1)
EUR	926,735	USD	1,057,169	State Street Bank and Trust Company	9/21/16	—	(18,935)
GBP	42,997	USD	57,063	State Street Bank and Trust Company	9/21/16	—	(110)
GBP	11,743	USD	16,674	State Street Bank and Trust Company	9/21/16	—	(1,120)
GBP	88,595	USD	118,900	State Street Bank and Trust Company	9/21/16	—	(1,549)
HKD	1,198,816	EUR	140,425	State Street Bank and Trust Company	9/21/16	—	(2,707)
HKD	657,313	GBP	64,339	State Street Bank and Trust Company	9/21/16	—	(447)
ILS	103,757	USD	26,979	State Street Bank and Trust Company	9/21/16	255	—
JPY	1,532,092	HKD	115,951	State Street Bank and Trust Company	9/21/16	89	—
JPY	22,147,145	USD	208,910	State Street Bank and Trust Company	9/21/16	8,550	—
JPY	20,228,278	USD	194,382	State Street Bank and Trust Company	9/21/16	4,237	—
JPY	4,222,468	USD	40,594	State Street Bank and Trust Company	9/21/16	866	—
JPY	14,069,986	USD	137,355	State Street Bank and Trust Company	9/21/16	797	—
JPY	1,625,296	USD	15,405	State Street Bank and Trust Company	9/21/16	554	—
JPY	4,393,418	USD	43,607	State Street Bank and Trust Company	9/21/16	—	(469)
NOK	102,496	USD	12,338	State Street Bank and Trust Company	9/21/16	—	(189)
NOK	172,387	USD	20,652	State Street Bank and Trust Company	9/21/16	—	(218)
NZD	17,978	USD	12,433	State Street Bank and Trust Company	9/21/16	521	—
USD	37,299	AUD	49,598	State Street Bank and Trust Company	9/21/16	—	(335)
USD	21,813	AUD	29,283	State Street Bank and Trust Company	9/21/16	—	(406)
USD	44,271	AUD	59,661	State Street Bank and Trust Company	9/21/16	—	(998)
USD	381,381	AUD	518,706	State Street Bank and Trust Company	9/21/16	—	(12,195)
USD	95,104	CAD	122,106	State Street Bank and Trust Company	9/21/16	1,558	—
USD	25,024	CAD	32,477	State Street Bank and Trust Company	9/21/16	144	—
USD	166,820	CHF	161,281	State Street Bank and Trust Company	9/21/16	—	(37)
USD	54,119	CHF	52,480	State Street Bank and Trust Company	9/21/16	—	(175)
USD	38,610	CHF	37,665	State Street Bank and Trust Company	9/21/16	—	(357)
USD	30,728	CHF	30,093	State Street Bank and Trust Company	9/21/16	—	(405)
USD	29,936	DKK	199,925	State Street Bank and Trust Company	9/21/16	—	(175)
USD	47,432	EUR	42,056	State Street Bank and Trust Company	9/21/16	317	—
USD	17,534	EUR	15,717	State Street Bank and Trust Company	9/21/16	—	(74)
USD	9,897	EUR	8,915	State Street Bank and Trust Company	9/21/16	—	(91)
USD	28,965	EUR	25,974	State Street Bank and Trust Company	9/21/16	—	(134)
USD	60,753	EUR	54,539	State Street Bank and Trust Company	9/21/16	—	(348)
USD	73,055	EUR	65,870	State Street Bank and Trust Company	9/21/16	—	(740)
USD	70,394	GBP	52,067	State Street Bank and Trust Company	9/21/16	1,428	—
USD	14,733	GBP	10,174	State Street Bank and Trust Company	9/21/16	1,257	—
USD	192,005	HKD	1,488,434	State Street Bank and Trust Company	9/21/16	39	—
USD	22,840	HKD	177,051	State Street Bank and Trust Company	9/21/16	5	—

30	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2016

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	32,525	HKD	252,152	State Street Bank and Trust Company	9/21/16	$4	$—
USD	7,287	HKD	56,530	State Street Bank and Trust Company	9/21/16	—	(3)
USD	89,327	ILS	340,630	State Street Bank and Trust Company	9/21/16	—	(80)
USD	33,199	JPY	3,506,511	State Street Bank and Trust Company	9/21/16	—	(1,231)
USD	183,899	JPY	18,874,316	State Street Bank and Trust Company	9/21/16	—	(1,425)
USD	47,666	JPY	5,096,811	State Street Bank and Trust Company	9/21/16	—	(2,379)
USD	13,207	MXN	247,691	State Street Bank and Trust Company	9/21/16	65	—
USD	47,637	NOK	389,601	State Street Bank and Trust Company	9/21/16	1,456	—
USD	11,499	SEK	93,017	State Street Bank and Trust Company	9/21/16	602	—
USD	16,625	SGD	22,606	State Street Bank and Trust Company	9/21/16	—	(229)
USD	21,409	ZAR	325,514	State Street Bank and Trust Company	9/21/16	—	(1,811)
ZAR	93,244	USD	6,045	State Street Bank and Trust Company	9/21/16	606	—
CNY	41,375	USD	6,160	State Street Bank and Trust Company	9/28/16	64	—
USD	12,682	BRL	45,443	State Street Bank and Trust Company	9/28/16	—	(1,079)
USD	8,216	CLP	5,708,917	State Street Bank and Trust Company	9/28/16	—	(457)
USD	99,191	CNY	658,154	State Street Bank and Trust Company	9/28/16	183	—
USD	32,875	INR	2,250,278	State Street Bank and Trust Company	9/28/16	—	(566)
USD	90,209	KRW	106,523,628	State Street Bank and Trust Company	9/28/16	—	(5,497)
USD	17,631	MYR	72,555	State Street Bank and Trust Company	9/28/16	—	(342)
USD	48,919	TWD	1,585,512	State Street Bank and Trust Company	9/28/16	—	(1,051)

						$26,667	$(58,466)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Equity Futures
E-mini MSCI Emerging Markets Index	2	Long	Sep-16	$80,955	$88,150	$7,195
FTSE 100 Index	1	Long	Sep-16	78,516	88,394	9,878

						$17,073

FTSE 100 Index:  Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

31	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2016

Portfolio of Investments — continued

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Yuan Renminbi
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar
ILS	–	Israeli Shekel
INR	–	Indian Rupee

JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

32	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Statements of Assets and Liabilities

	July 31, 2016
Assets	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund
Unaffiliated investments, at value (identified cost, $4,851,440, $49,527,886 and $5,564,862, respectively)	$4,632,003	$56,893,827	$5,827,699
Affiliated investment, at value (identified cost, $22,779, $1,948,489 and $435,794, respectively)	22,779	1,948,489	435,794
Cash	43,463	2,057,115	155,488
Restricted cash*	7,425	373,993	10,090
Foreign currency, at value (identified cost, $484,199, $1,604,828 and $155,426, respectively)	486,076	1,600,899	156,313
Dividends receivable	17,124	75,435	8,110
Interest receivable from affiliated investment	30	1,235	135
Receivable for investments sold	—	1,554,685	13,238
Receivable for Fund shares sold	—	61,183	—
Receivable for variation margin on open financial futures contracts	811	14,903	3,349
Receivable for open forward foreign currency exchange contracts	73,887	235,584	26,667
Tax reclaims receivable	—	73,943	20,620
Receivable from affiliates	11,372	7,105	6,238
Total assets	$5,294,970	$64,898,396	$6,663,741

Liabilities
Payable for investments purchased	$—	$42,983	$12,658
Payable for Fund shares redeemed	—	51,153	—
Payable for open forward foreign currency exchange contracts	60,497	471,862	58,466
Payable to affiliates:
Investment adviser and administration fee	4,299	44,163	4,297
Distribution and service fees	143	1,448	167
Accrued expenses	71,902	98,754	69,665
Total liabilities	$136,841	$710,363	$145,253
Net Assets	$5,158,129	$64,188,033	$6,518,488

Sources of Net Assets
Paid-in capital	$6,058,205	$56,001,184	$6,689,617
Accumulated net realized gain (loss)	(700,802)	368,536	(549,643)
Accumulated undistributed (distributions in excess of) net investment income	(6,796)	529,087	127,207
Net unrealized appreciation (depreciation)	(192,478)	7,289,226	251,307
Total	$5,158,129	$64,188,033	$6,518,488

Class A Shares
Net Assets	$695,669	$7,041,054	$817,555
Shares Outstanding	81,369	572,830	76,826
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.55	$12.29	$10.64
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.07	$13.04	$11.29

Class I Shares
Net Assets	$4,462,460	$57,146,979	$5,700,933
Shares Outstanding	518,019	4,642,058	533,627
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.61	$12.31	$10.68

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

33	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Statements of Operations

	Year Ended July 31, 2016
Investment Income	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund
Dividends (net of foreign taxes, $18,188, $60,602 and $21,838, respectively)	$119,108	$1,640,796	$210,833
Interest allocated from affiliated investment	417	13,955	1,790
Expenses allocated from affiliated investment	(17)	(527)	(81)
Total investment income	$119,508	$1,654,224	$212,542

Expenses
Investment adviser and administration fee	$48,805	$507,626	$63,880
Distribution and service fees
Class A	1,444	18,710	1,934
Trustees’ fees and expenses	758	3,829	879
Custodian fee	50,541	79,895	60,690
Transfer and dividend disbursing agent fees	1,616	9,078	3,697
Legal and accounting services	45,694	52,940	41,729
Printing and postage	7,237	17,123	8,234
Registration fees	31,007	31,317	31,038
Miscellaneous	12,690	21,797	15,503
Total expenses	$199,792	$742,315	$227,584
Deduct —
Allocation of expenses to affiliates	$139,855	$122,759	$149,745
Total expense reductions	$139,855	$122,759	$149,745

Net expenses	$59,937	$619,556	$77,839

Net investment income	$59,571	$1,034,668	$134,703

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(439,678)	$1,097,972	$(465,598)
Investment transactions allocated from affiliated investment	—	16	2
Financial futures contracts	(6,102)	(231,590)	(29,929)
Foreign currency and forward foreign currency exchange contract transactions	(47,250)	314,832	53,128
Capital gain distributions received	—	64,783	6,571
Net realized gain (loss)	$(493,030)	$1,246,013	$(435,826)
Change in unrealized appreciation (depreciation) —
Investments	$232,132	$3,113,547	$(168,286)
Financial futures contracts	11,712	161,609	15,983
Foreign currency and forward foreign currency exchange contracts	20,118	(468,367)	(33,562)
Net change in unrealized appreciation (depreciation)	$263,962	$2,806,789	$(185,865)

Net realized and unrealized gain (loss)	$(229,068)	$4,052,802	$(621,691)

Net increase (decrease) in net assets from operations	$(169,497)	$5,087,470	$(486,988)

34	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Statements of Changes in Net Assets

	Year Ended July 31, 2016
Increase (Decrease) in Net Assets	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund
From operations —
Net investment income	$59,571	$1,034,668	$134,703
Net realized gain (loss) from investment transactions, financial futures contracts, foreign currency and forward foreign currency exchange contract transactions and capital gain distributions received	(493,030)	1,246,013	(435,826)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	263,962	2,806,789	(185,865)
Net increase (decrease) in net assets from operations	$(169,497)	$5,087,470	$(486,988)
Distributions to shareholders —
From net investment income
Class A	$—	$(141,512)	$(3,728)
Class I	—	(1,327,793)	(57,139)
From net realized gain
Class A	—	(282,426)	(7,532)
Class I	—	(2,283,959)	(76,634)
Total distributions to shareholders	$—	$(4,035,690)	$(145,033)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$211,919	$3,407,908	$183,381
Class I	209,848	10,193,573	1,375,836
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	423,938	11,184
Class I	—	850,285	39,612
Cost of shares redeemed
Class A	(105,995)	(5,810,211)	(218,864)
Class I	(363,353)	(12,950,970)	(3,955,914)
Net decrease in net assets from Fund share transactions	$(47,581)	$(3,885,477)	$(2,564,765)

Net decrease in net assets	$(217,078)	$(2,833,697)	$(3,196,786)

Net Assets
At beginning of year	$5,375,207	$67,021,730	$9,715,274
At end of year	$5,158,129	$64,188,033	$6,518,488

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(6,796)	$529,087	$127,207

35	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2015
Increase (Decrease) in Net Assets	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund
From operations —
Net investment income	$52,382	$952,495	$136,576
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(246,242)	3,834,131	122,369
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(851,462)	(1,936,881)	(293,557)
Net increase (decrease) in net assets from operations	$(1,045,322)	$2,849,745	$(34,612)
Distributions to shareholders —
From net investment income
Class A	$(6,277)	$(154,824)	$(11,093)
Class I	(69,658)	(965,277)	(166,258)
From net realized gain
Class A	(16,500)	(338,422)	(7,765)
Class I	(151,668)	(1,738,779)	(104,757)
Total distributions to shareholders	$(244,103)	$(3,197,302)	$(289,873)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$225,301	$1,910,392	$497,964
Class I	478,663	25,314,096	2,117,603
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	22,686	399,040	18,683
Class I	22,824	626,958	73,111
Cost of shares redeemed
Class A	(139,366)	(5,867,578)	(115,162)
Class I	(672,423)	(9,513,607)	(1,820,309)
Net increase (decrease) in net assets from Fund share transactions	$(62,315)	$12,869,301	$771,890

Net increase (decrease) in net assets	$(1,351,740)	$12,521,744	$447,405

Net Assets
At beginning of year	$6,726,947	$54,499,986	$9,267,869
At end of year	$5,375,207	$67,021,730	$9,715,274

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(19,102)	$782,217	$50,971

36	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Financial Highlights

	Emerging Markets Equity Fund — Class A
	Year Ended July 31,			Period Ended July 31, 2013(1)
	2016	2015	2014
Net asset value — Beginning of period	$8.820	$10.940	$9.720	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.084	$0.067	$0.082	$0.123
Net realized and unrealized gain (loss)	(0.354)	(1.810)	1.258	(0.325)

Total income (loss) from operations	$(0.270)	$(1.743)	$1.340	$(0.202)

Less Distributions
From net investment income	$—	$(0.104)	$—	$(0.052)
From net realized gain	—	(0.273)	(0.120)	(0.026)

Total distributions	$—	$(0.377)	$(0.120)	$(0.078)

Net asset value — End of period	$8.550	$8.820	$10.940	$9.720

Total Return(3)	(3.06)%	(16.05)%	13.75%	(2.09	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$696	$610	$636	$186
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.45%	1.65%	1.75%	1.75	%(6)
Net investment income	1.05%	0.68%	0.79%	1.32	%(6)
Portfolio Turnover	39%	77%	62%	52	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.87%, 2.28%, 1.92% and 2.74% of average daily net assets for the years ended July 31, 2016, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

37	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Financial Highlights — continued

	Emerging Markets Equity Fund — Class I
	Year Ended July 31,			Period Ended July 31, 2013(1)
	2016	2015	2014
Net asset value — Beginning of period	$8.870	$10.990	$9.740	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.100	$0.087	$0.087	$0.089
Net realized and unrealized gain (loss)	(0.360)	(1.809)	1.283	(0.267)

Total income (loss) from operations	$(0.260)	$(1.722)	$1.370	$(0.178)

Less Distributions
From net investment income	$—	$(0.125)	$—	$(0.056)
From net realized gain	—	(0.273)	(0.120)	(0.026)

Total distributions	$—	$(0.398)	$(0.120)	$(0.082)

Net asset value — End of period	$8.610	$8.870	$10.990	$9.740

Total Return(3)	(2.93)%	(15.78)%	14.03%	(1.85	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,462	$4,765	$6,091	$5,199
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20%	1.40%	1.50%	1.50	%(6)
Net investment income	1.24%	0.88%	0.83%	0.94	%(6)
Portfolio Turnover	39%	77%	62%	52	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.87%, 2.25%, 1.92% and 2.74% of average daily net assets for the years ended July 31, 2016, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

38	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Financial Highlights — continued

	Global Equity Fund — Class A
	Year Ended July 31,					Period Ended July 31, 2013(1)
	2016		2015		2014
Net asset value — Beginning of period	$12.120		$12.160		$11.400	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.163		$0.153		$0.199	$0.129
Net realized and unrealized gain	0.716		0.361		1.050	1.396	(3)

Total income from operations	$0.879		$0.514		$1.249	$1.525

Less Distributions
From net investment income	$(0.237)		$(0.174)		$(0.144)	$(0.075)
From net realized gain	(0.472)		(0.380)		(0.345)	(0.050)

Total distributions	$(0.709)		$(0.554)		$(0.489)	$(0.125)

Net asset value — End of period	$12.290		$12.120		$12.160	$11.400

Total Return(4)	7.95%		4.30%		11.12%	15.41	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,041		$8,861		$12,425	$15,456
Ratios (as a percentage of average daily net assets):
Expenses	1.20	%(6)	1.30	%(6)	1.40%	1.40	%(6)(7)
Net investment income	1.42%		1.26%		1.68%	1.26	%(7)
Portfolio Turnover	83%		87%		84%	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.19%, 0.13% and 0.21% of average daily net assets for the years ended July 31, 2016 and 2015 and the period from the start of business, August 29, 2012, to January 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

39	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Financial Highlights — continued

	Global Equity Fund — Class I
	Year Ended July 31,					Period Ended July 31, 2013(1)
	2016		2015		2014
Net asset value — Beginning of period	$12.150		$12.200		$11.430	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.191		$0.188		$0.227	$0.172
Net realized and unrealized gain	0.715		0.353		1.055	1.383	(3)

Total income from operations	$0.906		$0.541		$1.282	$1.555

Less Distributions
From net investment income	$(0.274)		$(0.211)		$(0.167)	$(0.075)
From net realized gain	(0.472)		(0.380)		(0.345)	(0.050)

Total distributions	$(0.746)		$(0.591)		$(0.512)	$(0.125)

Net asset value — End of period	$12.310		$12.150		$12.200	$11.430

Total Return(4)	8.21%		4.53%		11.40%	15.71	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,147		$58,161		$42,075	$51,144
Ratios (as a percentage of average daily net assets):
Expenses	0.95	%(6)	1.02	%(6)	1.15%	1.15	%(6)(7)
Net investment income	1.66%		1.54%		1.91%	1.72	%(7)
Portfolio Turnover	83%		87%		84%	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.19%, 0.14% and 0.21% of average daily net assets for the years ended July 31, 2016 and 2015 and the period from the start of business, August 29, 2012, to January 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

40	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Financial Highlights — continued

	International Equity Fund — Class A
	Year Ended July 31,				Period Ended July 31, 2013(1)
	2016	2015	2014
Net asset value — Beginning of period	$11.180	$11.660	$11.220		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.160	$0.160	$0.319	(3)	$0.236
Net realized and unrealized gain (loss)	(0.538)	(0.268)	0.845		1.118	(4)

Total income (loss) from operations	$(0.378)	$(0.108)	$1.164		$1.354

Less Distributions
From net investment income	$(0.054)	$(0.219)	$(0.256)		$(0.066)
From net realized gain	(0.108)	(0.153)	(0.468)		(0.068)

Total distributions	$(0.162)	$(0.372)	$(0.724)		$(0.134)

Net asset value — End of period	$10.640	$11.180	$11.660		$11.220

Total Return(5)	(3.31)%	(0.70)%	10.34%		13.75	%(4)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$818	$883	$503		$64
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.20%	1.31%	1.40%		1.40	%(8)
Net investment income	1.55%	1.43%	2.74	%(3)	2.34	%(8)
Portfolio Turnover	88%	95%	69%		97	%(6)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share includes special dividends which amounted to $0.120 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.70%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.88%, 1.62%, 1.71% and 3.18% of average daily net assets for the years ended July 31, 2016, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(8)	Annualized.

41	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Financial Highlights — continued

	International Equity Fund — Class I
	Year Ended July 31,				Period Ended July 31, 2013(1)
	2016	2015	2014
Net asset value — Beginning of period	$11.230	$11.700	$11.250		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.177	$0.176	$0.321	(3)	$0.181
Net realized and unrealized gain (loss)	(0.538)	(0.250)	0.864		1.209	(4)

Total income (loss) from operations	$(0.361)	$(0.074)	$1.185		$1.390

Less Distributions
From net investment income	$(0.081)	$(0.243)	$(0.267)		$(0.072)
From net realized gain	(0.108)	(0.153)	(0.468)		(0.068)

Total distributions	$(0.189)	$(0.396)	$(0.735)		$(0.140)

Net asset value — End of period	$10.680	$11.230	$11.700		$11.250

Total Return(5)	(3.13)%	(0.48)%	10.70%		14.02	%(4)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,701	$8,832	$8,765		$6,544
Ratios (as a percentage of average daily net assets):
Expenses(7)	0.95%	1.08%	1.15%		1.15	%(8)
Net investment income	1.70%	1.57%	2.75	%(3)	1.84	%(8)
Portfolio Turnover	88%	95%	69%		97	%(6)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share includes special dividends which amounted to $0.104 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.86%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.88%, 1.61%, 1.71% and 3.18% of average daily net assets for the years ended July 31, 2016, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(8)	Annualized.

42	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest Emerging Markets Equity Fund (Emerging Markets Equity Fund), Eaton Vance Hexavest Global Equity Fund (Global Equity Fund) and Eaton Vance Hexavest International Equity Fund (International Equity Fund), (each individually referred to as the Fund, and collectively, the Funds) are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is long-term capital appreciation. Each Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Funds’ investment in Cash Reserves Fund reflects the Funds’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital

43

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Notes to Financial Statements — continued

gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

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Notes to Financial Statements — continued

The tax character of distributions declared for the years ended July 31, 2016 and July 31, 2015 was as follows:

	Year Ended July 31, 2016
	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Distributions declared from:
Ordinary income	$—	$2,272,931	$72,120
Long-term capital gains	$—	$1,762,759	$72,913

	Year Ended July 31, 2015
	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Distributions declared from:
Ordinary income	$92,961	$1,154,001	$177,351
Long-term capital gains	$151,142	$2,043,301	$112,522

During the year ended July 31, 2016, the following amounts were reclassified due to the Funds’ use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs), distributions from real estate investment trusts (REITs) and investments in partnerships. Tax equalization accounting allows a Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains.

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Change in:
Paid-in capital	$—	$444,860	$62,256
Accumulated net realized gain (loss)	$47,265	$(626,367)	$(64,656)
Accumulated undistributed (distributions in excess of) net investment income	$(47,265)	$181,507	$2,400

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Undistributed ordinary income	$14,395	$744,646	$122,558
Undistributed long-term capital gains	$—	$635,961	$—
Deferred capital losses	$(668,390)	$—	$(473,414)
Net unrealized appreciation (depreciation)	$(246,081)	$6,806,242	$179,727

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, futures contracts, investments in partnerships, distributions from REITs, investments in PFICs and the tax treatment of short-term capital gains.

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July 31, 2016

Notes to Financial Statements — continued

At July 31, 2016, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Emerging Markets Equity Fund	International Equity Fund

Deferred capital losses
Short-term	$275,561	$305,447
Long-term	$392,829	$167,967

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2016, as determined on a federal income tax basis, were as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Aggregate cost	$4,894,919	$52,006,351	$6,081,990

Gross unrealized appreciation	$448,371	$8,489,935	$519,906
Gross unrealized depreciation	(688,508)	(1,653,970)	(338,403)

Net unrealized appreciation (depreciation)	$(240,137)	$6,835,965	$181,503

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Up to $500 million	1.00%	0.80%	0.80%

On net assets of $500 million and over, the annual fees are reduced. For the year ended July 31, 2016, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Investment Adviser and Administration Fee	$48,805	$507,626	$63,880
Effective Annual Rate	1.00%	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of each Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its investment adviser and administration fee for sub-advisory services provided to each Fund. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.45% and 1.20% of Emerging Markets Equity Fund’s average daily net assets, 1.18% and 0.93% (1.20% and 0.95% prior to April 8, 2016) of Global Equity Fund’s average daily net assets and 1.20% and 0.95% of International Equity Fund’s average daily net assets for Class A and Class I, respectively. These agreements may be changed or terminated after November 30, 2016. Pursuant to these agreements, EVM and Hexavest

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Notes to Financial Statements — continued

were allocated $139,855, $122,759 and $149,745 in total of operating expenses of Emerging Markets Equity Fund, Global Equity Fund and International Equity Fund, respectively, for the year ended July 31, 2016.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2016 were as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

EVM’s Sub-Transfer Agent Fees	$253	$969	$382
EVD’s Class A Sales Charges	$514	$783	$390

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2016 for Class A shares amounted to the following:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Class A Distribution and Service Fees	$1,444	$18,710	$1,934

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2016, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A shareholders:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Class A	$—	$65	$—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2016 were as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Purchases	$1,786,828	$47,081,173	$6,308,588
Sales	$1,914,909	$54,603,280	$8,606,919

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July 31, 2016

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Emerging Markets Equity Fund
	Year Ended July 31, 2016
	Class A	Class I

Sales	26,319	26,201
Redemptions	(14,074)	(45,595)

Net increase (decrease)	12,245	(19,394)

	Year Ended July 31, 2015
	Class A	Class I

Sales	22,507	45,549
Issued to shareholders electing to receive payments of distributions in Fund shares	2,431	2,439
Redemptions	(13,949)	(64,904)

Net increase (decrease)	10,989	(16,916)

At July 31, 2016, EVM owned 83.3% of the value of the outstanding shares of Emerging Markets Equity Fund.

Global Equity Fund
	Year Ended July 31, 2016
	Class A	Class I

Sales	304,650	904,184
Issued to shareholders electing to receive payments of distributions in Fund shares	38,645	77,510
Redemptions	(501,515)	(1,127,016)

Net decrease	(158,220)	(145,322)

	Year Ended July 31, 2015
	Class A	Class I

Sales	158,993	2,072,940
Issued to shareholders electing to receive payments of distributions in Fund shares	33,505	52,597
Redemptions	(483,120)	(788,302)

Net increase (decrease)	(290,622)	1,337,235

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July 31, 2016

Notes to Financial Statements — continued

At July 31, 2016, an Eaton Vance mutual fund, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 80.5% of the value of the outstanding shares of Global Equity Fund.

International Equity Fund
	Year Ended July 31, 2016
	Class A	Class I

Sales	17,939	129,594
Issued to shareholders electing to receive payments of distributions in Fund shares	1,104	3,899
Redemptions	(21,190)	(386,406)

Net decrease	(2,147)	(252,913)

	Year Ended July 31, 2015
	Class A	Class I

Sales	44,556	189,664
Issued to shareholders electing to receive payments of distributions in Fund shares	1,743	6,801
Redemptions	(10,446)	(159,136)

Net increase	35,853	37,329

At July 31, 2016, EVM owned 81.8% of the value of the outstanding shares of International Equity Fund.

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2016 is included in the Portfolio of Investments. At July 31, 2016, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing their investment objectives, the Funds are subject to the following risks:

Equity Price Risk:  The Funds enter into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Funds enter into forward foreign currency exchange contracts to enhance return.

The Funds enter into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position. At July 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position were as follows:

Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

$60,497	$471,862	$58,466

The aggregate fair value of assets pledged as collateral by Global Equity Fund for such liability was $260,000 at July 31, 2016.

The over-the-counter (OTC) derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the

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Notes to Financial Statements — continued

counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event each Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by each Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of a Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 were as follows:

Emerging Markets Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$11,712	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	$73,887	(2)	$(60,497	)(3)

Total		$85,599		$(60,497)

Derivatives not subject to master netting or similar agreement		$11,712		$—

Total Derivatives subject to master netting or similar agreement		$73,887		$(60,497)

Global Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$165,082	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	235,584	(2)	(471,862	)(3)

Total		$400,666		$(471,862)

Derivatives not subject to master netting or similar agreement		$165,082		$—

Total Derivatives subject to master netting or similar agreement		$235,584		$(471,862)

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July 31, 2016

Notes to Financial Statements — continued

International Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$17,073	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	26,667	(2)	(58,466	)(3)

Total		$43,740		$(58,466)

Derivatives not subject to master netting or similar agreement		$17,073		$—

Total Derivatives subject to master netting or similar agreement		$26,667		$(58,466)

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable for variation margin.

(2)	Statements of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation (depreciation).

(3)	Statements of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation (depreciation).

Each Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by each Fund for assets and pledged by each Fund for liabilities as of July 31, 2016.

Emerging Markets Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$73,887	$(60,497)	$—	$—	$13,390

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(60,497)	$60,497	$—	$—	$—

Global Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$235,584	$(235,584)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(471,862)	$235,584	$—	$236,278	$—

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Notes to Financial Statements — continued

International Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$26,667	$(26,667)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(58,466)	$26,667	$—	$—	$(31,799)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the year ended July 31, 2016 was as follows:

Emerging Markets Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(6,102)	$11,712
Foreign Exchange	Forward foreign currency exchange contracts	(47,391)	15,002

Total		$(53,493)	$26,714

Global Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(231,590)	$161,609
Foreign Exchange	Forward foreign currency exchange contracts	389,140	(474,515)

Total		$157,550	$(312,906)

International Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(29,929)	$15,983
Foreign Exchange	Forward foreign currency exchange contracts	43,849	(39,384)

Total		$13,920	$(23,401)

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

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Notes to Financial Statements — continued

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended July 31, 2016, which are indicative of the volume of these derivative types, were as follows:

	Emerging Markets Equity Fund	Global Equity Fund	International Equity Fund

Average Notional Amount:
Futures Contracts – Long	$56,000	$1,911,000	$265,000
Forward Foreign Currency Exchange Contracts	$4,129,000	$26,548,000	$5,555,000

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2016.

On September 2, 2016, the Funds renewed their line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements — continued

At July 31, 2016, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Emerging Markets Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$328,038	$2,696,495	$—	$3,024,533
Emerging Europe	—	456,076	—	456,076
Latin America	574,722	—	—	574,722
Middle East/Africa	—	141,190	—	141,190

Total Common Stocks	$902,760	$3,293,761 *	$—	$4,196,521

Exchange-Traded Funds	$435,482	$—	$—	$435,482
Short-Term Investments	—	22,779	—	22,779

Total Investments	$1,338,242	$3,316,540	$—	$4,654,782

Forward Foreign Currency Exchange Contracts	$—	$73,887	$—	$73,887
Futures Contracts	11,712	—	—	11,712

Total	$1,349,954	$3,390,427	$—	$4,740,381

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(60,497)	$—	$(60,497)

Total	$—	$(60,497)	$—	$(60,497)

Global Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$257,996	$8,391,003	$—	$8,648,999
Developed Europe	541,107	10,907,561	—	11,448,668
Developed Middle East	—	54,347	—	54,347
Latin America	191,649	—	—	191,649
North America	34,296,786	—	—	34,296,786

Total Common Stocks	$35,287,538	$19,352,911 *	$—	$54,640,449

Exchange-Traded Funds	$2,252,833	$—	$—	$2,252,833
Rights	545	—	—	545
Short-Term Investments	—	1,948,489	—	1,948,489

Total Investments	$37,540,916	$21,301,400	$—	$58,842,316

Forward Foreign Currency Exchange Contracts	$—	$235,584	$—	$235,584
Futures Contracts	158,281	6,801	—	165,082

Total	$37,699,197	$21,543,785	$—	$59,242,982

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(471,862)	$—	$(471,862)

Total	$—	$(471,862)	$—	$(471,862)

54

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Notes to Financial Statements — continued

International Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$34,469	$1,802,759	$—	$1,837,228
Developed Europe	38,705	3,374,283	—	3,412,988
Developed Middle East	—	24,088	—	24,088
Latin America	26,102	—	—	26,102

Total Common Stocks	$99,276	$5,201,130 *	$—	$5,300,406

Exchange-Traded Funds	$527,293	$—	$—	$527,293
Short-Term Investments	—	435,794	—	435,794

Total Investments	$626,569	$5,636,924	$—	$6,263,493

Forward Foreign Currency Exchange Contracts	$—	$26,667	$—	$26,667
Futures Contracts	7,195	9,878	—	17,073

Total	$633,764	$5,673,469	$—	$6,307,233

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(58,466)	$—	$(58,466)

Total	$—	$(58,466)	$—	$(58,466)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Funds held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

55

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest Emerging Markets Equity Fund, Eaton Vance Hexavest Global Equity Fund, and Eaton Vance Hexavest International Equity Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Hexavest Emerging Markets Equity Fund, Eaton Vance Hexavest Global Equity Fund, and Eaton Vance Hexavest International Equity Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Growth Trust), including the portfolios of investments, as of July 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Hexavest Emerging Markets Equity Fund, Eaton Vance Hexavest Global Equity Fund, and Eaton Vance Hexavest International Equity Fund as of July 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 19, 2016

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Eaton Vance

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Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended July 31, 2016, the Funds designate approximately the following amounts, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Emerging Markets Equity Fund	$89,762
Global Equity Fund	$1,525,902
International Equity Fund	$217,432

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ fiscal 2016 ordinary income dividends, the following amounts qualify for the corporate dividends received deduction:

Global Equity Fund	37.61%

Foreign Tax Credit.  For the fiscal year ended July 31, 2016, the Funds paid foreign taxes and recognized foreign source income as follows:

	Foreign Taxes	Foreign Source Income
Emerging Markets Equity Fund	$18,188	$132,891
International Equity Fund	$21,648	$221,301

Capital Gains Dividends.  The Funds hereby designate as capital gain dividends with respect to the taxable year ended July 31, 2016, the following amounts or, if subsequently determined to be different, the net capital gain of such year:

Global Equity Fund	$840,897

57

Eaton Vance

Hexavest Equity Funds

July 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements of Eaton Vance Hexavest Emerging Markets Equity Fund, Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund (collectively, the “Funds”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreements with Hexavest Inc. (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements and the sub-advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. In particular, the Board considered the abilities and experience of such investment professionals in investing in equity securities of companies (i) located in emerging market countries, with respect to Eaton Vance Hexavest Emerging Markets Equity Fund, (ii) domiciled in developed countries, including the United States, with respect to Eaton Vance Hexavest Global Equity Fund, and (iii) located or traded in Europe, Australasia, and the Far East, with respect to Eaton Vance Hexavest International Equity Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure,

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Board of Trustees’ Contract Approval — continued

operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements and the sub-advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, and, for Eaton Vance Hexavest Global Equity Fund, a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2015 for each Fund. In considering Eaton Vance Hexavest Global Equity Fund, on the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory. With respect to Eaton Vance Hexavest International Equity Fund, the Board concluded that the performance of the Fund was satisfactory. With respect to the Eaton Vance Hexavest Emerging Markets Equity Fund’s performance, the Board noted the adverse impact of, among other things, the Fund’s cash positioning and its underweight to the consumer discretionary and information technology sectors.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

60

Eaton Vance

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July 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds at a mutually convenient time in 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly, held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

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Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

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Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

63

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

64

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

21894 7.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Hexavest Emerging Markets Equity Fund, Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 15 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1)
and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended July 31, 2015 and July 31, 2016 by D&T for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Hexavest Emerging Markets Equity Fund

Fiscal Years Ended	7/31/15	7/31/16
Audit Fees	$32,650	$32,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,511	$11,763
All Other Fees(3)	$0	$0

Total	$44,161	$44,713

Eaton Vance Hexavest Global Equity Fund

Fiscal Years Ended	7/31/15	7/31/16
Audit Fees	$30,650	$31,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,511	$13,013
All Other Fees(3)	$0	$0

Total	$42,161	$44,313

Eaton Vance Hexavest International Equity Fund

Fiscal Years Ended	7/31/15	7/31/16
Audit Fees	$27,450	$27,750
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,511	$10,993
All Other Fees(3)	$0	$0

Total	$36,961	$38,743

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (February 28/29, July 31, August 31, September 30, November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	8/31/14	9/30/14	2/28/15	7/31/15	8/31/15	9/30/15	2/29/16	7/31/16
Audit Fees	$273,050	$75,180	$57,810	$110,150	$202,140	$89,180	$54,660	$92,000
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$105,240	$34,090	$31,200	$42,215	$65,130	$35,925	$18,272	$35,769
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$378,290	$109,270	$89,010	$152,365	$267,270	$125,105	$72,932	$127,769

*	Information is not presented for fiscal years ended 11/30/14 and 11/30/15, as no Series in the Trust with such fiscal year end was in operation during such period.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	8/31/14	9/30/14	2/28/15	7/31/15	8/31/15	9/30/15	2/29/16	7/31/16
Registrant(1)	$105,240	$34,090	$31,200	$42,215	$65,130	$35,925	$18,272	$35,769
Eaton Vance(2)	$256,315	$256,315	$99,750	$46,000	$46,000	$46,000	$56,434	$56,434

*	Information is not presented for fiscal years ended 11/30/14 and 11/30/15, as no Series in the Trust with such fiscal year end was in operation during such period.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 19, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 19, 2016